Schedule of Investments PIMCO Investment Grade Credit Bond Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
Altice France SA
9.079% (EUR003M + 2.240%) due 05/30/2031 ~	EUR	712	$831
BCP V Modular Services Holdings IV Ltd.
6.716% (EUR003M + 2.324%) due 07/10/2031 ~		1,000	986
Castlelake LP
2.950% due 05/12/2031 «	$	16,691	15,463
Charter Communications Operating LLC
5.942% (TSFR3M + 3.692%) due 12/15/2031 ~		987	975
Databricks, Inc.
TBD% - 1.000% due 01/05/2032 µ		1,217	1,217
8.114% (TSFR1M + 3.612%) due 01/05/2032 ~		5,500	5,493
Discovery Global Holdings, Inc.
TBD% due 06/03/2033	EUR	6,700	7,678
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~	$	23,244	23,280
Dorchester LLC
4.610% (EUR003M + 2.049%) due 01/04/2027 «~(m)	EUR	5,300	6,056
Ecopetrol SA
5.843% (TSFR6M + 0.000%) due 12/18/2027 «~	$	7,500	7,527
Encina Private Credit LLC
TBD% due 11/30/2026 «~		425	363
Live Nation Entertainment, Inc.
5.639% (TSFR1M + 0.000%) due 10/21/2032 ~		4,179	4,186
Nscale AS
TBD% - 8.664% (TSFR3M + 3.670%) due 08/23/2032 «~µ		19,871	19,874
Panama Government International Bonds
3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR	19,100	21,857
Project Flash
TBD% - 5.871% (TSFR1M + 3.612%) due 04/30/2030 «~µ	$	8,265	8,265
TBD% - 5.871% (TSFR1M + 3.633%) due 04/30/2030 «~µ		16,451	16,451
Virgin Media Bristol LLC
6.990% (TSFR1M + 3.633%) due 01/31/2029 ~		2,700	2,594
Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	1,000	1,227
Westmoreland Coal Co.
8.000% due 03/15/2029	$	1,324	762

Total Loan Participations and Assignments (Cost $145,980)			145,085

CORPORATE BONDS & NOTES 71.8%
BANKING & FINANCE 33.9%
123 Lights Re Ltd.
14.520% (FHMMUSTF + 11.000%) due 09/14/2031 ~		300	316
ABN AMRO Bank NV
6.875% due 09/22/2031 •(j)(k)	EUR	3,600	4,480
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$	32,616	32,419
3.650% due 07/21/2027		2,770	2,749
4.125% due 02/28/2029		10,000	9,857
6.450% due 04/15/2027		4,295	4,350
AIA Group Ltd.
3.200% due 09/16/2040		800	617
Aircastle Ltd.
2.850% due 01/26/2028		4,500	4,366
5.950% due 02/15/2029		1,400	1,434
6.500% due 07/18/2028		16,909	17,412
Aircastle Ltd./Aircastle Ireland DAC
5.000% due 05/15/2031		9,000	8,921
Alamo Re Ltd.
9.039% (T-BILL 1MO + 5.250%) due 06/07/2029 ~		250	250
11.039% (T-BILL 1MO + 7.250%) due 06/07/2028 ~		700	699
Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^(k)		3,100	186
Ally Financial, Inc.
4.750% due 06/09/2027		1,000	1,002
6.992% due 06/13/2029 •		10,100	10,476
8.000% due 11/01/2031		4,800	5,348
American Assets Trust LP
3.375% due 02/01/2031		17,000	15,548
American Express Co.
4.009% due 02/09/2029 •		28,900	28,649
5.284% due 07/26/2035 •		6,819	6,890
5.442% due 01/30/2036 •		6,800	6,942

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

American Homes 4 Rent LP
2.375% due 07/15/2031		2,000	1,770
3.375% due 07/15/2051		500	338
3.625% due 04/15/2032		1,600	1,487
4.250% due 02/15/2028		3,667	3,642
5.500% due 02/01/2034		6,300	6,383
American Honda Finance Corp.
4.350% (SOFRRATE + 0.720%) due 10/22/2027 ~		500	500
4.550% due 04/10/2028		8,700	8,687
4.900% due 03/12/2027		1,000	1,003
5.250% due 07/07/2026		1,000	1,000
American Tower Corp.
1.875% due 10/15/2030		8,700	7,734
2.750% due 01/15/2027		18,100	17,931
2.950% due 01/15/2051		12,475	7,834
3.650% due 03/15/2027		1,900	1,890
3.800% due 08/15/2029		11,030	10,757
3.950% due 03/15/2029		5,470	5,373
5.800% due 11/15/2028		7,893	8,089
5.900% due 11/15/2033		14,538	15,176
Antares Holdings LP
2.750% due 01/15/2027		7,000	6,900
3.750% due 07/15/2027		6,250	6,139
3.950% due 07/15/2026		13,950	13,944
6.350% due 10/23/2029		3,500	3,489
6.500% due 02/08/2029		1,000	1,002
7.950% due 08/11/2028		5,400	5,583
Aon Corp.
2.800% due 05/15/2030		1,603	1,493
Aon North America, Inc.
5.125% due 03/01/2027		7,200	7,227
Apollo Debt Solutions BDC
6.550% due 03/15/2032		5,100	5,145
6.700% due 07/29/2031		9,400	9,587
ARES Capital Corp.
2.875% due 06/15/2027		8,420	8,259
ARES Finance Co. II LLC
3.250% due 06/15/2030		13,900	13,030
ARES Management Corp.
6.375% due 11/10/2028		7,500	7,762
ARES Strategic Income Fund
4.850% due 01/15/2029		3,623	3,550
5.600% due 02/15/2030		4,200	4,129
6.200% due 03/21/2032		6,300	6,236
Armor RE II Ltd.
13.750% (BRMMUSDF + 10.200%) due 05/07/2031 ~		2,100	2,184
Aspen Insurance Holdings Ltd.
5.750% due 07/01/2030		2,800	2,873
Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028		8,000	8,231
Athene Global Funding
5.322% due 11/13/2031		2,400	2,395
5.516% due 03/25/2027		18,200	18,306
5.526% due 07/11/2031		4,700	4,745
5.583% due 01/09/2029		4,000	4,058
Aviation Capital Group LLC
3.500% due 11/01/2027		16,454	16,190
Aviva PLC
7.750% due 09/30/2032 •(j)(k)	GBP	2,800	3,910
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	$	8,284	8,041
2.750% due 02/21/2028		7,400	7,173
3.250% due 02/15/2027		10,000	9,916
4.700% due 01/30/2031		10,200	10,023
4.950% due 10/15/2032		6,000	5,857
5.750% due 03/01/2029		5,546	5,658
5.750% due 11/15/2029		4,954	5,067
AXIS Specialty Finance PLC
4.000% due 12/06/2027		17,000	16,836
Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 •(j)(k)	EUR	3,000	3,698
7.883% due 11/15/2034 •	$	4,000	4,554
8.375% due 06/21/2028 •(j)(k)	EUR	3,400	4,201
Banco General SA
4.125% due 08/07/2027	$	3,900	3,871
Banco Santander SA
1.722% due 09/14/2027 •		600	597
4.175% due 03/24/2028 •		400	399
4.600% due 04/15/2029		21,200	21,109
4.867% due 04/15/2031		19,000	18,897
5.552% due 03/14/2028 •		2,350	2,365
9.625% due 11/21/2028 •(j)(k)		16,000	17,438
Bank Leumi Le-Israel BM
5.343% due 06/29/2029		8,200	8,234

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Bank of America Corp.
1.898% due 07/23/2031 •		19,100	17,039
2.299% due 07/21/2032 •(k)		26,300	23,238
2.551% due 02/04/2028 •		45,700	45,188
2.687% due 04/22/2032 •		17,500	15,855
2.972% due 02/04/2033 •		27,000	24,378
3.593% due 07/21/2028 •		8,000	7,925
3.824% due 01/20/2028 •		1,800	1,794
3.970% due 03/05/2029 •		18,700	18,503
4.477% due 04/23/2030 •		12,200	12,125
4.571% due 04/27/2033 •		16,600	16,277
5.015% due 07/22/2033 •		6,500	6,511
5.288% due 04/25/2034 •		12,800	12,974
5.511% due 01/24/2036 •		2,500	2,554
5.819% due 09/15/2029 •		7,600	7,778
8.050% due 06/15/2027		8,000	8,254
Bank of America NA
6.000% due 10/15/2036		4,600	4,864
Bank of Montreal
4.689% due 06/28/2028		5,000	5,036
Bank of New York Mellon Corp.
4.026% due 01/22/2030 •		13,529	13,343
Bank of Nova Scotia
6.578% (TSFR3M + 2.910%) due 10/12/2026 ~(j)(k)		368	367
8.000% due 01/27/2084 •(k)		2,600	2,744
Barclays PLC
4.521% due 02/24/2032 •		17,300	16,909
5.335% due 09/10/2035 •		6,300	6,258
5.674% due 03/12/2028 •		3,600	3,629
5.690% due 03/12/2030 •		2,700	2,757
5.851% due 03/21/2035 •	GBP	2,000	2,681
6.224% due 05/09/2034 •	$	12,200	12,841
6.496% due 09/13/2027 •		9,462	9,498
6.692% due 09/13/2034 •		3,700	3,999
7.437% due 11/02/2033 •		4,300	4,794
8.375% due 09/15/2031 •(j)(k)	GBP	5,800	8,203
9.250% due 09/15/2028 •(j)(k)		3,000	4,231
9.625% due 12/15/2029 •(j)(k)	$	5,500	6,106
Bayou Re Ltd.
11.852% (BNMMDTSC + 8.332%) due 04/30/2031 ~		900	931
22.020% (BNMMDTSC + 18.500%) due 04/30/2031 ~		1,100	1,184
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(k)		4,000	4,134
8.125% due 01/08/2039 •(k)		10,000	10,671
8.450% due 06/29/2038 •(k)		14,600	15,762
BGC Group, Inc.
6.150% due 04/02/2030		8,600	8,779
8.000% due 05/25/2028		5,000	5,226
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	13,148
2.000% due 01/30/2032	$	900	775
2.800% due 09/30/2050		5,300	3,214
4.450% due 07/15/2045		1,300	1,083
5.000% due 06/15/2044		3,900	3,529
Blackstone Secured Lending Fund
5.875% due 11/15/2027		12,200	12,291
Blue Owl Capital Corp.
6.450% due 09/15/2028		8,800	8,915
Blue Owl Finance LLC
4.125% due 10/07/2051		5,900	4,073
4.375% due 02/15/2032		11,700	10,759
6.250% due 04/18/2034		4,200	4,114
Blue Ridge Re Ltd.
7.020% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	250
9.520% (FHMMUSTF + 6.000%) due 01/08/2029 ~		250	251
11.520% (FHMMUSTF + 8.000%) due 01/08/2029 ~		250	247
BNP Paribas SA
4.400% due 08/14/2028		4,800	4,769
7.375% due 09/10/2034 •(j)(k)(o)		25,900	27,069
8.500% due 08/14/2028 •(j)(k)		5,500	5,802
Boston Properties LP
5.750% due 01/15/2035		1,364	1,378
BPCE SA
5.716% due 01/18/2030 •		5,250	5,356
5.936% due 05/30/2035 •		7,600	7,801
6.612% due 10/19/2027 •		13,000	13,078
7.003% due 10/19/2034 •		6,006	6,542
Broadstone Net Lease LLC
2.600% due 09/15/2031		2,900	2,572
5.000% due 11/01/2032		1,000	986
Brookfield Asset Management Ltd.
4.832% due 04/15/2031		4,900	4,855
Brookfield Capital Finance LLC
6.087% due 06/14/2033		4,400	4,622
Brookfield Finance, Inc.
3.500% due 03/30/2051		1,400	956
3.900% due 01/25/2028		5,600	5,536
4.850% due 03/29/2029		4,825	4,833
5.330% due 01/15/2036		24,900	24,507

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Brown & Brown, Inc.
4.700% due 06/23/2028		4,780	4,780
5.650% due 06/11/2034		4,800	4,865
Buttonwood RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 05/29/2029 ~		250	250
9.050% (BRMMUSDF + 5.500%) due 05/29/2029 ~		250	250
10.050% (BRMMUSDF + 6.500%) due 05/29/2029 ~		250	250
11.550% (BRMMUSDF + 8.000%) due 05/29/2029 ~		250	250
Camden Property Trust
3.150% due 07/01/2029		1,600	1,536
Cantor Fitzgerald LP
4.500% due 04/14/2027		300	299
7.200% due 12/12/2028		16,300	16,927
Cape Lookout Re Ltd.
8.770% (FHMMUSTF + 5.250%) due 03/21/2033 ~		400	396
9.520% (FHMMUSTF + 6.000%) due 03/21/2033 ~		400	400
10.420% (FHMMUSTF + 6.900%) due 03/13/2032 ~		1,200	1,253
12.226% (GSMMUSTF + 8.702%) due 04/05/2027 ~		12,000	11,979
Capital One Financial Corp.
4.722% due 01/30/2032 •		9,500	9,374
6.312% due 06/08/2029 •		4,700	4,834
Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		3,000	2,883
CBRE Services, Inc.
5.950% due 08/15/2034		7,600	7,930
Charles River Re Ltd.
11.152% (BNMMDTSC + 7.632%) due 05/10/2031 ~		300	304
CI Financial Corp.
3.200% due 12/17/2030		4,300	3,886
4.625% due 12/12/2031	EUR	8,300	9,614
7.500% due 05/30/2029	$	1,700	1,782
Citadel Finance LLC
4.750% due 02/14/2029		10,500	10,338
5.900% due 02/10/2030		13,400	13,517
Citadel LP
6.000% due 01/23/2030		2,100	2,162
Citibank NA
4.554% due 06/18/2029 •		10,750	10,740
5.570% due 04/30/2034		1,000	1,037
Citigroup, Inc.
2.572% due 06/03/2031 •		1,989	1,828
3.200% due 10/21/2026		15,990	15,939
3.668% due 07/24/2028 •		2,200	2,181
3.785% due 03/17/2033 •		2,038	1,916
3.887% due 01/10/2028 •		6,000	5,980
4.075% due 04/23/2029 •		1,260	1,248
5.174% due 02/13/2030 •		5,600	5,660
5.449% due 06/11/2035 •		11,913	12,121
Citizens Bank NA
4.192% due 01/29/2029 •		1,000	992
Citrus Re Ltd.
9.060% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		250	254
10.039% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		250	254
CNA Financial Corp.
5.500% due 06/15/2033		5,000	5,072
Constellation Global Funding
4.850% due 10/22/2030		3,200	3,136
Consumers Securitization Funding LLC
5.210% due 09/01/2031		200	203
5.550% due 03/01/2028		102	102
Cooperatieve Rabobank UA
3.750% due 07/21/2026		510	510
4.375% due 06/29/2027 •(j)(k)	EUR	6,000	6,908
4.655% due 08/22/2028 •	$	600	601
Corebridge Financial, Inc.
3.650% due 04/05/2027		6,200	6,161
3.850% due 04/05/2029		4,300	4,204
6.875% due 12/15/2052 •		500	509
Corebridge Global Funding
4.900% due 01/07/2028		2,305	2,316
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2028 (c)	EUR	229	136
CoStar Group, Inc.
2.800% due 07/15/2030	$	12,400	11,160
Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	5,900	1,899
Credit Agricole SA
4.656% due 01/12/2032 •	$	7,200	7,089
5.261% due 01/12/2037 •		4,200	4,133
7.250% due 09/23/2028 •(j)(k)	EUR	12,100	14,687
Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(m)	$	3,200	3,196
6.740% due 03/20/2030 «(m)		3,800	3,786

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Crown Castle, Inc.
2.900% due 03/15/2027		5,100	5,045
3.650% due 09/01/2027		2,443	2,420
3.800% due 02/15/2028		14,727	14,546
4.000% due 03/01/2027		4,100	4,090
CubeSmart LP
2.250% due 12/15/2028		2,700	2,550
4.375% due 02/15/2029		3,625	3,596
Danske Bank AS
4.999% due 03/27/2032 •		8,400	8,400
5.427% due 03/01/2028 •		3,000	3,019
Depository Trust Co.
4.300% due 03/27/2029		6,900	6,870
4.550% due 03/27/2031		4,000	3,978
Deutsche Bank AG
2.311% due 11/16/2027 •		700	694
2.552% due 01/07/2028 •		1,300	1,287
3.547% due 09/18/2031 •		800	755
4.999% due 09/11/2030 •		300	301
5.060% due 04/14/2032 •		16,100	16,064
5.297% due 05/09/2031 •		1,000	1,011
5.373% due 01/10/2029 •		965	975
Digital Dutch Finco BV
1.500% due 03/15/2030	EUR	11,100	11,920
Digital Stout Holding LLC
3.750% due 10/17/2030	GBP	1,100	1,382
DOC Dr. LLC
3.950% due 01/15/2028	$	5,400	5,351
Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		7,900	7,349
East Lane Re VII Ltd.
12.050% (BRMMUSDF + 8.500%) due 03/31/2032 ~		500	502
Encore Capital Group, Inc.
8.500% due 05/15/2030		3,700	3,932
EPR Properties
3.600% due 11/15/2031		4,600	4,219
4.500% due 06/01/2027		9,400	9,383
4.750% due 12/15/2026		8,000	8,001
4.750% due 11/15/2030		1,500	1,469
4.950% due 04/15/2028		2,600	2,601
Equinix Asia Financing Corp. Pte. Ltd.
4.400% due 03/15/2031		5,000	4,889
Equinix Europe 2 Financing Corp. LLC
4.000% due 05/19/2034	EUR	7,100	8,164
Equinix, Inc.
2.150% due 07/15/2030	$	5,876	5,299
3.200% due 11/18/2029		2,024	1,928
Equitable Financial Life Global Funding
4.875% due 11/19/2027		2,000	2,007
Equitable Holdings, Inc.
6.700% due 03/28/2055 •		7,600	7,833
Erste Group Bank AG
4.250% due 10/15/2027 •(j)(k)	EUR	200	230
8.500% due 10/15/2028 •(j)(k)		5,800	7,237
Essex Portfolio LP
2.550% due 06/15/2031	$	2,381	2,139
2.650% due 03/15/2032		1,684	1,495
5.500% due 04/01/2034		4,032	4,113
Everglades Re II Ltd.
9.289% (T-BILL 1MO + 5.500%) due 05/22/2033 ~		250	250
10.289% (T-BILL 1MO + 6.500%) due 05/22/2033 ~		250	250
12.039% (T-BILL 1MO + 8.250%) due 05/22/2033 ~		300	300
Extra Space Storage LP
3.875% due 12/15/2027		3,987	3,956
4.950% due 01/15/2033		6,400	6,337
F&G Global Funding
4.963% (SOFRRATE + 1.325%) due 09/08/2028 ~		11,300	11,350
5.875% due 06/10/2027		4,000	4,040
5.875% due 01/16/2030		5,600	5,668
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	18,622
4.625% due 04/29/2030	$	7,700	7,661
6.000% due 12/07/2033		6,300	6,579
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		19,500	19,496
Fish Pond Re Ltd.
7.570% (BRMMUSDF + 4.020%) due 01/08/2027 ~		4,000	4,025
Flourish Century Holdings Ltd.
0.000% due 02/04/2049 ^«(d)(m)		4,500	0
FMR LLC
6.500% due 12/14/2040		1,000	1,097
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		2,700	2,694
2.900% due 02/16/2028		1,394	1,347
3.815% due 11/02/2027		1,947	1,919
4.125% due 08/17/2027		4,372	4,335
4.950% due 05/28/2027		10,360	10,368
4.970% due 04/06/2029		30,000	29,700

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

5.113% due 05/03/2029		1,951	1,938
5.125% due 11/05/2026		3,500	3,504
5.420% due 04/09/2031		10,000	9,918
5.800% due 03/05/2027		7,800	7,841
5.800% due 03/08/2029		11,214	11,315
5.850% due 05/17/2027		9,620	9,695
5.918% due 03/20/2028		9,231	9,348
6.054% due 11/05/2031		2,401	2,431
6.798% due 11/07/2028		522	539
7.350% due 11/04/2027		13,513	13,889
7.350% due 03/06/2030		2,800	2,962
Fortitude Group Holdings LLC
6.250% due 04/01/2030		5,400	5,522
Franklin Resources, Inc.
2.950% due 08/12/2051		3,700	2,316
FS KKR Capital Corp.
6.125% due 01/15/2030 (o)		8,200	7,994
6.875% due 08/15/2029		9,600	9,622
7.875% due 01/15/2029		6,400	6,574
GA Global Funding Trust
4.500% due 09/18/2030		16,875	16,361
5.200% due 12/09/2031		3,000	2,965
5.500% due 01/08/2029		5,000	5,053
5.900% due 01/13/2035		6,800	6,860
Gateway Re Ltd.
5.550% (BRMMUSDF + 2.000%) due 07/06/2029 ~		750	749
GATX Corp.
5.400% due 03/15/2027		600	603
General Motors Financial Co., Inc.
2.350% due 02/26/2027		2,144	2,115
Global Atlantic Fin Co.
4.400% due 10/15/2029		15,170	14,729
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		12,000	10,752
4.000% due 01/15/2030		3,200	3,078
4.000% due 01/15/2031		3,300	3,119
5.250% due 02/15/2033		1,200	1,178
5.300% due 01/15/2029		17,292	17,384
5.625% due 09/15/2034		10,000	9,927
5.750% due 06/01/2028		6,581	6,658
5.750% due 11/01/2037		9,516	9,383
6.250% due 09/15/2054		1,300	1,306
6.750% due 12/01/2033		4,740	5,028
Golden Bear Re Ltd.
13.289% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		600	605
13.300% (JMMMUSTF + 9.750%) due 01/08/2029 ~		1,200	1,231
Goldman Sachs Bank USA
4.656% due 06/03/2029 •		20,400	20,416
Goldman Sachs Group, Inc.
2.013% due 02/28/2029 •(m)	CAD	11,000	7,592
2.383% due 07/21/2032 •	$	4,200	3,713
2.615% due 04/22/2032 •		7,000	6,288
3.615% due 03/15/2028 •		1,000	994
3.691% due 06/05/2028 •		26,100	25,881
4.223% due 05/01/2029 •		27,247	27,017
4.594% due 04/20/2030 •		13,200	13,127
5.016% due 10/23/2035 •		17,300	16,999
5.049% due 07/23/2030 •		17,900	18,008
5.536% due 01/28/2036 •		4,500	4,572
5.734% due 01/28/2056 •		5,000	4,922
6.484% due 10/24/2029 •		17,000	17,637
Goldman Sachs Private Credit Corp.
5.050% due 02/23/2028		13,500	13,432
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		4,100	3,738
Goodman U.S. Finance Six LLC
5.125% due 10/07/2034		1,400	1,379
Greengrove RE Ltd.
11.270% (BNMMDTSC + 7.750%) due 04/08/2032 ~		500	510
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	11,400	12,920
HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031	$	18,800	19,282
6.375% due 07/01/2034		3,100	3,163
Handshake Re Ltd.
8.050% (JMMMUSTF + 4.500%) due 01/08/2030 ~		250	246
Hanover Insurance Group, Inc.
2.500% due 09/01/2030		4,800	4,374
Hardwood Funding LLC
4.840% due 06/07/2028 «(m)		3,900	3,891
4.980% due 06/07/2030 «(m)		3,900	3,883
5.160% due 06/07/2032 «(m)		3,900	3,897
HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		400	374
Herbie Re Ltd.
7.760% (MSMMUSTF + 4.250%) due 01/07/2030 ~		250	250

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Hestia Re Ltd.
13.039% (T-BILL 1MO + 9.250%) due 04/16/2029 ~		250	252
Highwoods Realty LP
3.050% due 02/15/2030		5,600	5,223
4.125% due 03/15/2028		2,200	2,168
4.200% due 04/15/2029		3,868	3,786
Host Hotels & Resorts LP
2.900% due 12/15/2031		1,750	1,568
3.375% due 12/15/2029		3,150	3,006
3.500% due 09/15/2030		4,900	4,636
5.500% due 04/15/2035		100	100
5.700% due 06/15/2032		1,000	1,030
HPS Corporate Lending Fund
5.950% due 04/14/2032		4,000	3,921
HSBC Holdings PLC
4.041% due 03/13/2028 •		7,500	7,473
4.398% due 03/10/2030 •		20,100	19,889
4.711% due 05/12/2030 •		26,300	26,192
5.130% due 03/03/2031 •		6,500	6,540
5.875% due 09/28/2026 •(j)(k)	GBP	14,400	19,147
6.161% due 03/09/2029 •	$	1,500	1,536
Hudson Pacific Properties LP
3.250% due 01/15/2030		10,000	8,756
Indian Railway Finance Corp. Ltd.
2.800% due 02/10/2031		3,000	2,730
ING Groep NV
4.250% due 05/16/2031 •(j)(k)		2,900	2,637
4.803% due 03/23/2032 •		10,500	10,433
5.750% due 11/16/2026 •(j)(k)		1,800	1,809
Integrity RE III Ltd.
10.520% (FHMMUSTF + 7.000%) due 06/07/2029 ~		250	250
14.520% (FHMMUSTF + 11.000%) due 06/07/2029 ~		250	249
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		12,800	10,791
4.350% due 06/15/2029		3,300	3,274
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		5,900	5,153
5.000% due 06/29/2030 •		9,200	9,212
6.625% due 06/20/2033		7,416	8,043
7.200% due 11/28/2033		3,469	3,904
7.778% due 06/20/2054 •		6,300	7,426
8.248% due 11/21/2033 •		17,000	19,655
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		2,000	1,728
2.700% due 01/15/2034		15,300	12,855
4.150% due 04/15/2032		2,000	1,904
5.450% due 08/15/2030		5,048	5,133
5.500% due 08/15/2033		8,750	8,930
Itau Unibanco Holding SA
6.000% due 02/27/2030 (o)		23,700	24,325
JAB Holdings BV
2.200% due 11/23/2030		7,153	6,411
Jackson National Life Global Funding
4.800% due 04/09/2029		10,900	10,843
JPMorgan Chase & Co.
2.069% due 06/01/2029 •		4,400	4,195
2.182% due 06/01/2028 •		11,900	11,653
2.545% due 11/08/2032 •		10,000	8,896
2.580% due 04/22/2032 •		9,600	8,654
2.739% due 10/15/2030 •		22,000	20,666
2.947% due 02/24/2028 •		1,000	990
3.540% due 05/01/2028 •		10,100	10,018
3.702% due 05/06/2030 •		16,000	15,563
3.782% due 02/01/2028 •		7,900	7,869
4.005% due 04/23/2029 •		21,000	20,776
4.203% due 07/23/2029 •		300	297
4.408% due 04/23/2030 •		4,900	4,859
4.603% due 10/22/2030 •		6,100	6,074
4.810% due 10/22/2036 •		1,600	1,556
4.912% due 07/25/2033 •(o)		33,672	33,641
4.946% due 10/22/2035 •		8,000	7,897
5.140% due 01/24/2031 •		4,300	4,349
5.294% due 07/22/2035 •		11,900	12,028
5.299% due 07/24/2029 •		2,300	2,330
5.350% due 06/01/2034 •		46,600	47,396
5.534% due 11/29/2045 •		18,000	17,852
6.087% due 10/23/2029 •		14,800	15,252
Kaisa Group Holdings Ltd.
5.000% due 11/30/2027		407	21
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (c)		1,391	31
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (c)		2,272	51
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (c)		2,814	49

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (c)		4,126	70
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (c)		3,880	78
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (c)		928	17
KBC Group NV
6.250% due 09/17/2031 •(j)(k)	EUR	3,600	4,331
8.000% due 09/05/2028 •(j)(k)		600	741
Kilroy Realty LP
2.500% due 11/15/2032	$	7,800	6,477
2.650% due 11/15/2033		2,472	2,012
3.050% due 02/15/2030		6,595	6,094
6.250% due 01/15/2036		3,500	3,554
Kizuna RE III Pte. Ltd.
6.539% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		1,046	1,063
KKR Financial Holdings LLC
5.400% due 05/23/2033		10,000	9,275
Lazard Group LLC
4.375% due 03/11/2029		3,046	3,012
4.500% due 09/19/2028		3,500	3,474
6.000% due 03/15/2031		8,700	9,025
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2049		3,403	1
1.000% due 12/31/2049		15,030	5
Lloyds Bank PLC
0.000% due 04/02/2032 þ		6,200	4,660
Lloyds Banking Group PLC
3.750% due 03/18/2028 •		6,100	6,069
4.375% due 03/22/2028		500	499
5.985% due 08/07/2027 •		1,800	1,803
6.068% due 06/13/2036 •		13,100	13,505
8.500% due 09/27/2027 •(j)(k)	GBP	19,500	26,796
Locke Tavern Re Ltd.
6.800% (JMMMUSTF + 3.250%) due 04/11/2033 ~	$	300	299
7.800% (JMMMUSTF + 4.250%) due 04/11/2033 ~		250	251
Logicor Financing SARL
1.625% due 07/15/2027	EUR	4,000	4,506
Longleaf Pine Re Ltd.
21.453% (GSMMUSTI + 17.932%) due 05/27/2031 ~	$	3,200	3,268
Lower Ferry Re Ltd.
6.260% (MSMMUSTF + 2.750%) due 07/08/2033 ~		250	250
6.510% (MSMMUSTF + 3.000%) due 07/08/2033 ~		250	250
7.510% (MSMMUSTF + 4.000%) due 07/08/2033 ~		250	250
LPL Holdings, Inc.
5.650% due 03/15/2035		8,000	7,955
Lseg U.S. Fin Corp.
4.250% due 03/23/2029		3,800	3,757
Luca RE Ltd.
9.036% (T-BILL 3MO + 5.250%) due 07/09/2032 ~		250	250
10.800% (JMMMUSTF + 7.250%) due 07/22/2031 ~		1,000	1,040
Marex Group PLC
5.680% due 04/21/2031		7,000	7,006
5.829% due 05/08/2028		2,900	2,921
Marsh & McLennan Cos., Inc.
5.000% due 03/15/2035		16,600	16,443
5.350% due 11/15/2044		1,033	988
5.400% due 03/15/2055		3,178	3,006
Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 •		7,100	7,190
Mercury General Corp.
4.400% due 03/15/2027		2,313	2,314
Mitsubishi UFJ Financial Group, Inc.
1.538% due 07/20/2027 •		4,200	4,194
2.048% due 07/17/2030		3,200	2,886
4.505% due 01/14/2032 •		10,500	10,325
4.592% due 04/18/2030 •		4,000	3,981
4.823% (SOFRRATE + 1.190%) due 04/21/2032 ~		18,700	18,915
5.133% due 07/20/2033 •		29,400	29,546
5.188% due 09/12/2036 •		5,000	4,968
5.354% due 09/13/2028 •		5,200	5,247
5.426% due 04/17/2035 •		2,000	2,030
5.574% due 01/16/2036 •		5,900	6,030
Mizuho Bank Ltd.
4.395% due 04/16/2029		15,200	15,160
4.695% due 04/16/2031		11,900	11,922
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		17,200	15,312
2.869% due 09/13/2030 •		7,800	7,361
5.594% due 07/10/2035 •		2,000	2,052
MMIFS Re Ltd.
5.161% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	300	214
Morgan Stanley
0.000% due 04/02/2032 þ(m)	$	15,800	11,790
1.794% due 02/13/2032 •		36,100	31,411
2.239% due 07/21/2032 •		20,000	17,549

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

2.475% due 01/21/2028 •		1,900	1,880
3.383% due 01/23/2032 •	EUR	5,200	5,917
3.622% due 04/01/2031 •	$	3,600	3,448
3.772% due 01/24/2029 •		2,504	2,470
4.238% due 01/09/2030 •		3,200	3,159
4.356% due 10/22/2031 •		7,300	7,139
4.431% due 01/23/2030 •		3,704	3,671
4.555% due 04/10/2030 •		10,500	10,435
4.654% due 10/18/2030 •		14,600	14,524
4.708% due 03/12/2032 •		8,900	8,792
4.994% due 04/12/2029 •		550	553
5.042% due 07/19/2030 •		11,025	11,103
5.123% due 02/01/2029 •		11,600	11,672
5.173% due 01/16/2030 •		17,400	17,559
5.230% due 01/15/2031 •		12,100	12,238
5.250% due 04/21/2034 •		1,700	1,711
5.424% due 07/21/2034 •		13,800	14,019
5.466% due 01/18/2035 •		5,000	5,078
5.587% due 01/18/2036 •		6,758	6,904
6.250% due 08/09/2026		269	269
6.407% due 11/01/2029 •		12,000	12,424
Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •		17,000	16,916
4.734% due 07/18/2031 •		6,000	5,974
Mutual of Omaha Cos Global Funding
4.514% due 06/09/2028		6,500	6,469
5.450% due 12/12/2028		3,000	3,052
National Health Investors, Inc.
3.000% due 02/01/2031		1,500	1,360
Nationwide Building Society
3.960% due 07/18/2030 •		3,725	3,629
7.875% due 12/20/2031 •(j)(k)	GBP	2,300	3,189
Nationwide Financial Services, Inc.
3.900% due 11/30/2049	$	4,800	3,596
Nature Coast Re Ltd.
11.789% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		500	504
NatWest Group PLC
4.887% (SOFRRATE + 1.250%) due 03/01/2028 ~		2,900	2,913
4.983% due 06/18/2032 •		20,000	19,993
5.125% due 05/12/2027 •(j)(k)	GBP	30,060	39,760
5.583% due 03/01/2028 •	$	1,000	1,007
7.300% due 11/19/2034 •(j)(k)		3,500	3,656
7.625% due 09/30/2035 •(j)(k)(o)	GBP	8,000	10,942
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027	$	7,800	7,789
New Immo Holding SA
4.875% due 12/08/2028	EUR	6,000	6,886
Newmark Group, Inc.
7.500% due 01/12/2029	$	8,200	8,595
Nippon Life Insurance Co.
6.250% due 09/13/2053 •		3,000	3,108
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		7,400	7,041
NLG Global Funding
5.400% due 01/23/2030		12,100	12,300
Nomura Holdings, Inc.
2.172% due 07/14/2028		4,600	4,373
2.329% due 01/22/2027		1,000	989
4.886% (SOFRRATE + 1.250%) due 07/02/2027 ~		12,500	12,599
5.594% due 07/02/2027		3,500	3,540
5.842% due 01/18/2028		15,000	15,268
7.000% due 07/15/2030 •(j)(k)		7,800	8,025
Nordea Bank Abp
3.750% due 03/01/2029 •(j)(k)		1,100	1,037
Norinchukin Bank
5.094% due 10/16/2029 (k)		517	521
Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	58,023	7,006
1.000% due 10/01/2053		1,866	213
1.500% due 10/01/2052		28,945	3,510
1.500% due 10/01/2053		72,007	8,945
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033	$	5,274	4,693
4.750% due 01/15/2028		1,318	1,318
OneMain Finance Corp.
5.375% due 11/15/2029		4,500	4,423
7.875% due 03/15/2030		3,200	3,333
Orange Capital RE DAC
8.103% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	297
Pacific Life Global Funding II
4.230% (SOFRRATE + 0.600%) due 01/27/2028 ~	$	21,000	21,031
4.850% due 02/10/2030		1,100	1,104
Palm RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 06/07/2033 ~		300	304
13.220% (BNMMDTSC + 9.700%) due 06/09/2031 ~		300	310

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		8,600	7,005
Phillips Edison Grocery Center Operating Partnership I LP
5.750% due 07/15/2034		2,800	2,893
Piedmont Operating Partnership LP
6.875% due 07/15/2029		4,800	5,011
Pinnacol Assurance
8.625% due 06/25/2034 «(m)		6,000	6,358
Polestar Re Ltd.
10.550% (BRMMUSDF + 7.000%) due 01/08/2029 ~		250	251
12.550% (BRMMUSDF + 9.000%) due 01/08/2029 ~		250	253
14.050% (BRMMUSDF + 10.500%) due 01/08/2029 ~		250	251
14.140% (BRMMUSDF + 10.590%) due 01/07/2028 ~		1,000	1,042
16.800% (BRMMUSDF + 13.250%) due 01/07/2027 ~		4,000	4,107
Popular, Inc.
7.250% due 03/13/2028		3,400	3,505
Principal Financial Group, Inc.
4.111% due 02/15/2028		3,500	3,473
Prologis LP
4.200% due 02/15/2033	CAD	9,500	6,753
Protective Life Corp.
3.400% due 01/15/2030	$	6,088	5,790
4.300% due 09/30/2028		10,900	10,777
Protective Life Global Funding
5.432% due 01/14/2032		5,000	5,108
Public Storage Operating Co.
0.500% due 09/09/2030	EUR	2,200	2,241
Purple Re Ltd.
10.050% (JMMMUSTF + 6.500%) due 06/07/2033 ~	$	300	300
12.676% (JMMMUSTF + 9.126%) due 06/06/2031 ~		3,400	3,492
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~(k)		15,800	15,879
Quercus II Re DAC
13.324% (EUR003M + 11.000%) due 01/07/2031 ~	EUR	400	464
Quercus Re DAC
10.149% (EUR003M + 8.000%) due 01/06/2031 ~		300	348
Radian Group, Inc.
6.200% due 05/15/2029	$	1,055	1,090
Realty Income Corp.
3.200% due 01/15/2027		5,100	5,069
4.450% due 09/15/2026		4,100	4,100
4.750% due 04/15/2033		6,400	6,319
Reliance Standard Life Global Funding II
2.750% due 01/21/2027		160	158
Rexford Industrial Realty LP
2.125% due 12/01/2030		6,300	5,588
RGA Global Funding
2.700% due 01/18/2029		4,300	4,087
5.250% due 01/09/2030		8,000	8,106
5.500% due 01/11/2031		6,100	6,254
6.000% due 11/21/2028		3,696	3,794
Royal Bank of Canada
3.411% due 06/12/2029 •	CAD	6,900	4,874
4.420% (SOFRINDX + 0.790%) due 07/23/2027 ~	$	600	600
4.612% due 07/26/2027	CAD	1,400	1,004
Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(m)	$	10,000	9,836
Sabra Health Care LP
3.900% due 10/15/2029		3,213	3,119
Sammons Financial Group Global Funding
5.050% due 01/10/2028		1,000	1,002
Sammons Financial Group, Inc.
3.350% due 04/16/2031		3,050	2,814
6.875% due 04/15/2034		18,968	20,312
Santander Holdings USA, Inc.
3.244% due 10/05/2026		15,533	15,490
5.353% due 09/06/2030 •		7,821	7,898
5.473% due 03/20/2029 •		10,800	10,907
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		1,100	1,087
4.320% due 09/22/2029 •		10,000	9,897
SBA Tower Trust
1.631% due 05/15/2051		3,800	3,761
SBL Holdings, Inc.
5.900% due 09/26/2028		2,700	2,632
7.200% due 10/30/2034		1,500	1,406
Simon Property Group LP
2.450% due 09/13/2029		2,000	1,875
Sixth Street Lending Partners
5.750% due 01/15/2030		200	199
6.125% due 07/15/2030		6,600	6,639
6.500% due 03/11/2029		8,600	8,783
Societe Generale SA
5.250% due 02/19/2027		600	603
Standard Chartered Bank
4.853% due 12/03/2027		5,000	5,036

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Standard Chartered PLC
3.603% due 01/12/2033 •		8,100	7,425
Stellantis Financial Services U.S. Corp.
5.800% due 06/15/2031		22,400	22,144
Stifel Financial Corp.
4.000% due 05/15/2030		9,800	9,479
Store Capital LLC
2.700% due 12/01/2031		3,800	3,350
2.750% due 11/18/2030		3,200	2,894
4.950% due 02/11/2031		7,300	7,209
5.400% due 04/30/2030		5,300	5,338
Sumisho Air Lease Corp.
2.200% due 01/15/2027		1,000	987
4.400% due 03/24/2028		17,850	17,761
4.500% due 03/24/2029		6,000	5,951
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	2,076
2.750% due 01/15/2030		4,700	4,384
4.108% due 01/15/2029		13,200	13,040
4.494% due 01/15/2032 •		24,400	23,957
5.424% due 07/09/2031		6,500	6,649
5.558% due 07/09/2034		9,400	9,637
5.632% due 01/15/2035		36,000	37,184
Sun Communities Operating LP
2.700% due 07/15/2031		5,800	5,222
4.200% due 04/15/2032		7,765	7,439
Sutter Re Ltd.
7.289% (T-BILL 3MO + 3.500%) due 06/07/2034 ~		300	300
Synchrony Financial
3.700% due 08/04/2026		4,100	4,094
Tesco Property Finance 4 PLC
5.801% due 10/13/2040	GBP	5,499	7,287
Tesco Property Finance 5 PLC
5.661% due 10/13/2041		3,021	3,960
Toronto-Dominion Bank
4.210% due 06/01/2027	CAD	29,650	21,139
Torrey Pines Re Ltd.
6.539% (T-BILL 1MO + 2.750%) due 06/07/2033 ~	$	250	250
6.789% (T-BILL 1MO + 3.000%) due 06/07/2034 ~		300	302
7.536% (T-BILL 1MO + 3.750%) due 06/07/2034 ~		250	251
9.586% (JMMMUSTF + 6.036%) due 06/07/2032 ~		1,000	1,028
9.810% (T-BILL 1MO + 6.000%) due 06/07/2034 ~		250	256
10.656% (JMMMUSTF + 7.106%) due 06/07/2032 ~		500	515
Tremont Re Ltd.
7.786% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		250	249
Truist Financial Corp.
7.161% due 10/30/2029 •		5,800	6,110
Trust 2401
4.869% due 01/15/2030		1,407	1,372
6.390% due 01/15/2050		1,127	1,050
6.950% due 01/30/2044		1,663	1,675
Trust Fibra Uno
4.869% due 01/15/2030 (o)		643	620
6.390% due 01/15/2050		573	527
6.950% due 01/30/2044		320	316
U.S. Bancorp
6.787% due 10/26/2027 •		32,650	32,891
UBS AG
4.302% due 03/16/2029 •		8,800	8,766
UBS Group AG
1.494% due 08/10/2027 •		11,100	11,061
2.095% due 02/11/2032 •		7,600	6,702
2.746% due 02/11/2033 •(k)		4,500	3,995
4.151% due 12/23/2029 •(k)		20,000	19,716
4.194% due 04/01/2031 •		14,600	14,256
4.214% due 04/10/2030 •		20,000	19,674
5.428% due 02/08/2030 •		12,000	12,172
5.617% due 09/13/2030 •		15,100	15,457
6.246% due 09/22/2029 •		12,800	13,203
7.000% due 02/05/2035 •(j)(k)		7,000	7,032
9.250% due 11/13/2028 •(j)(k)		7,000	7,538
UDR, Inc.
3.500% due 01/15/2028		7,425	7,309
UniCredit SpA
7.296% due 04/02/2034 •		5,200	5,474
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(c)(d)		2,916	58
Ursa Re II Ltd.
8.510% (MSMMUSTF + 5.000%) due 12/07/2029 ~		250	253
11.260% (MSMMUSTF + 7.750%) due 06/07/2028 ~		250	257
Ursa Re Ltd.
11.021% (GSMMUSTI + 7.500%) due 02/22/2028 ~		1,450	1,498
Veraison Re Ltd.
6.421% (GSMMUSTI + 2.900%) due 03/08/2034 ~		400	405
7.671% (GSMMUSTI + 4.150%) due 03/08/2034 ~		250	250
8.521% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	253

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

VICI Properties LP
4.750% due 02/15/2028		1,000	1,000
4.950% due 02/15/2030		4,700	4,688
5.125% due 11/15/2031		4,100	4,083
5.125% due 05/15/2032		12,600	12,500
5.625% due 04/01/2035		2,700	2,702
5.750% due 04/01/2034		7,700	7,822
6.125% due 04/01/2054		3,000	2,935
VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		18,650	18,124
4.125% due 08/15/2030		12,531	12,031
4.500% due 01/15/2028		1,400	1,391
4.625% due 12/01/2029		2,400	2,356
5.750% due 02/01/2027		1,650	1,654
Vitality Re XVII Ltd.
5.521% (GSMMUSTI + 2.000%) due 01/08/2031 ~		800	800
5.921% (GSMMUSTI + 2.400%) due 01/08/2031 ~		300	300
7.521% (GSMMUSTI + 4.000%) due 01/08/2031 ~		250	250
Voya Financial, Inc.
5.000% due 09/20/2034		14,800	14,574
Wells Fargo & Co.
2.393% due 06/02/2028 •		31,810	31,181
3.526% due 03/24/2028 •		23,800	23,628
3.584% due 05/22/2028 •		38,906	38,586
4.182% due 01/23/2030 •		5,700	5,626
4.700% (SOFRRATE + 1.070%) due 04/22/2028 ~		11,400	11,450
4.892% due 09/15/2036 •		14,900	14,542
5.198% due 01/23/2030 •		14,400	14,564
5.244% due 01/24/2031 •		7,300	7,401
5.557% due 07/25/2034 •		14,300	14,649
5.574% due 07/25/2029 •		17,400	17,696
Welltower OP LLC
4.500% due 07/01/2030		3,564	3,547
Western-Southern Global Funding
4.500% due 07/16/2028		4,300	4,282
Weyerhaeuser Co.
4.000% due 04/15/2030		8,056	7,838
7.350% due 07/01/2026		2,000	2,000
7.375% due 03/15/2032		5,515	6,155
Windmill III Re DAC
7.285% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	294
Windrose Re Ltd.
8.782% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$250	250
WP Carey, Inc.
4.250% due 10/01/2026		6,446	6,444

			4,473,901

INDUSTRIALS 28.3%
7-Eleven, Inc.
1.800% due 02/10/2031		26,000	22,633
AbbVie, Inc.
4.125% due 03/15/2031		500	490
4.250% due 11/21/2049		6,311	5,155
5.050% due 03/15/2034		7,700	7,785
5.200% due 03/15/2035		4,357	4,430
5.350% due 03/15/2044		10,000	9,775
Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		11,900	11,732
4.500% due 09/11/2034		5,000	4,828
Adventist Health System
2.952% due 03/01/2029		3,000	2,848
AEP Transmission Co. LLC
2.750% due 08/15/2051		4,800	2,922
5.375% due 06/15/2035		555	564
Aeroporti di Roma SpA
1.750% due 07/30/2031 (k)	EUR	3,000	3,149
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$3,326	3,165
3.600% due 09/15/2028		2,351	2,331
5.250% due 10/01/2030		2,212	2,229
Aker BP ASA
3.100% due 07/15/2031		10,893	9,962
3.750% due 01/15/2030		4,100	3,958
Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		6,371	6,372
Alcon Finance Corp.
3.000% due 09/23/2029		4,900	4,648
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/2027		400	395
Amcor Flexibles North America, Inc.
5.100% due 03/17/2030		2,761	2,791
Amdocs Ltd.
2.538% due 06/15/2030		14,850	13,394

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

American Airlines Pass-Through Trust
3.000% due 04/15/2030		2,454	2,379
3.150% due 08/15/2033		16,641	15,636
3.200% due 12/15/2029		5,596	5,434
3.350% due 04/15/2031		10,717	10,323
3.375% due 11/01/2028		1,212	1,198
3.575% due 07/15/2029		2,012	1,985
3.650% due 08/15/2030		2,894	2,831
5.250% due 05/10/2040		7,900	7,864
Amgen, Inc.
4.663% due 06/15/2051		2,254	1,916
5.150% due 03/02/2028		5,500	5,554
5.250% due 03/02/2030		9,929	10,118
5.250% due 03/02/2033		21,900	22,292
5.600% due 03/02/2043		33,650	33,465
5.750% due 03/02/2063 (o)		20,100	19,506
Ashtead Capital, Inc.
4.000% due 05/01/2028		9,445	9,298
4.250% due 11/01/2029		3,300	3,233
Astrazeneca Finance LLC
4.900% due 02/26/2031		11,600	11,761
Australian Metcoal Financing Pty. Ltd.
6.750% due 04/22/2034		6,200	6,398
AutoZone, Inc.
1.650% due 01/15/2031		1,000	873
5.100% due 07/15/2029		1,025	1,039
5.125% due 06/15/2030		900	912
Bacardi Ltd.
5.150% due 05/15/2038		10,500	9,829
BAE Systems PLC
5.125% due 03/26/2029		2,740	2,778
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.226% due 03/11/2030	EUR	7,000	8,006
Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		$3,200	2,309
Baxter International, Inc.
4.450% due 02/15/2029		1,700	1,681
4.900% due 12/15/2030		4,500	4,468
Bayer U.S. Finance II LLC
4.375% due 12/15/2028		54,800	54,224
Bayer U.S. Finance LLC
6.375% due 11/21/2030		7,700	8,106
BCP V Modular Services Finance II PLC
6.500% due 07/10/2031	EUR	3,000	2,983
Becton Dickinson & Co.
4.693% due 02/13/2028		$379	380
Becton Dickinson Euro Finance SARL
4.029% due 06/07/2036	EUR	2,000	2,314
Beignet Investor LLC
6.581% due 05/30/2049 (k)		$112,737	115,065
Block, Inc.
3.500% due 06/01/2031		1,300	1,197
5.625% due 08/15/2030		1,100	1,103
6.500% due 05/15/2032		13,329	13,614
BMW U.S. Capital LLC
4.300% due 03/17/2028		17,800	17,722
4.500% due 08/11/2030		7,600	7,494
4.557% (SOFRINDX + 0.920%) due 03/21/2028 ~		10,000	10,066
Boeing Co.
2.950% due 02/01/2030		375	353
3.200% due 03/01/2029		185	178
3.250% due 02/01/2028		365	357
3.625% due 02/01/2031		4,000	3,808
5.150% due 05/01/2030		8,000	8,099
5.705% due 05/01/2040 (o)		13,606	13,842
5.805% due 05/01/2050		41,001	40,533
5.930% due 05/01/2060		24,700	24,314
6.298% due 05/01/2029		24,823	25,846
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		600	586
5.950% due 08/04/2033		6,306	6,335
Boston Scientific Corp.
2.650% due 06/01/2030		4,000	3,715
British Airways Pass-Through Trust
3.300% due 06/15/2034		7,061	6,646
Broadcom, Inc.
2.450% due 02/15/2031		21,400	19,367
2.600% due 02/15/2033		3,800	3,304
3.137% due 11/15/2035		22,839	19,410
3.187% due 11/15/2036		24,922	20,890
3.469% due 04/15/2034		4,000	3,593
4.300% due 01/15/2031		2,000	1,968
5.050% due 04/15/2030		800	812
Burberry Group PLC
5.750% due 06/20/2030	GBP	6,296	8,433
Cameron LNG LLC
3.302% due 01/15/2035		$4,300	3,756
3.402% due 01/15/2038		10,600	9,262

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		578	584
5.400% due 12/15/2034		8,000	8,088
5.850% due 02/01/2035		6,419	6,687
6.250% due 03/15/2038		6,997	7,385
6.450% due 06/30/2033		2,101	2,273
Canadian Pacific Railway Co.
2.450% due 12/02/2031		3,156	2,808
4.950% due 08/15/2045		1,631	1,507
6.125% due 09/15/2115		10,000	10,398
Carnival Corp. Ltd.
4.000% due 08/01/2028		12,200	11,980
5.750% due 03/15/2030		9,350	9,470
5.750% due 08/01/2032		4,400	4,448
CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		10,100	10,019
5.100% due 03/01/2030		6,000	5,993
Centene Corp.
2.450% due 07/15/2028		3,500	3,328
2.500% due 03/01/2031		13,801	12,063
2.625% due 08/01/2031		16,653	14,522
3.000% due 10/15/2030		13,019	11,790
3.375% due 02/15/2030		900	839
4.625% due 12/15/2029		13,602	13,202
CGI, Inc.
4.950% due 03/14/2030		4,450	4,434
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% due 02/01/2032		7,662	6,514
3.700% due 04/01/2051		5,000	3,105
3.850% due 04/01/2061		23,000	13,519
3.900% due 06/01/2052		13,500	8,614
3.950% due 06/30/2062		2,200	1,302
4.800% due 03/01/2050		5,400	4,032
5.125% due 07/01/2049		17,200	13,284
5.375% due 05/01/2047		6,985	5,658
5.750% due 04/01/2048		14,630	12,323
5.850% due 12/01/2035 (o)		7,500	7,263
6.100% due 06/01/2029		129	132
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039		5,200	4,431
3.700% due 11/15/2029		47,030	45,489
5.125% due 06/30/2027		15,000	15,039
Cheniere Energy Partners LP
5.550% due 10/30/2035		4,442	4,514
5.750% due 08/15/2034		6,028	6,216
Chick-fil-A, Inc.
4.580% due 07/21/2028 «(b)(m)		2,700	2,686
4.600% due 07/21/2029 «(b)(m)		1,200	1,190
Choice Hotels International, Inc.
3.700% due 12/01/2029		2,537	2,436
5.850% due 08/01/2034		1,194	1,214
Chord Energy Corp.
6.750% due 03/15/2033		1,200	1,218
CHS/Community Health Systems, Inc.
4.750% due 02/15/2031		3,084	2,839
6.000% due 01/15/2029		1,200	1,189
Clorox Co.
4.700% due 05/15/2031		11,800	11,729
Comcast Corp.
2.800% due 01/15/2051		22,300	12,439
CommonSpirit Health
4.352% due 09/01/2030		6,400	6,262
4.975% due 09/01/2035		1,600	1,553
Conagra Brands, Inc.
1.375% due 11/01/2027		400	383
4.850% due 11/01/2028		9,545	9,562
Constellation Brands, Inc.
4.800% due 01/15/2029		1,098	1,102
Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(m)		4,627	4,700
CoreWeave, Inc.
8.500% due 07/15/2032	EUR	3,200	3,606
9.625% due 07/15/2032		$2,900	2,860
9.750% due 10/01/2031		1,900	1,897
Cox Communications, Inc.
3.350% due 09/15/2026		500	499
Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		9,400	8,972
Crown Castle Towers LLC
4.241% due 07/15/2048		11,900	11,785
CSL Finance PLC
4.050% due 04/27/2029		4,500	4,429

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

CVS Health Corp.
3.000% due 08/15/2026	375	374
4.780% due 03/25/2038	2,950	2,767
5.000% due 01/30/2029	18,400	18,570
5.050% due 03/25/2048	18,900	16,704
5.450% due 09/15/2035	9,300	9,424
5.700% due 06/01/2034	5,300	5,473
5.875% due 06/01/2053	15,090	14,781
6.000% due 06/01/2044	1,724	1,742
6.050% due 06/01/2054	3,200	3,204
CVS Pass-Through Trust
4.163% due 08/11/2036	244	229
5.926% due 01/10/2034	248	252
6.036% due 12/10/2028	1,612	1,617
8.353% due 07/10/2031	203	219
DAE Funding LLC
3.375% due 03/20/2028	6,300	6,101
Dell International LLC/EMC Corp.
4.900% due 10/01/2026	6,050	6,053
Delta Air Lines, Inc.
3.750% due 10/28/2029	2,500	2,414
Devon Energy Corp.
5.600% due 03/15/2034	2,315	2,374
Diageo Investment Corp.
5.125% due 08/15/2030	1,209	1,229
Diamondback Energy, Inc.
5.400% due 04/18/2034	1,948	1,977
5.750% due 04/18/2054	6,454	6,279
Discovery Global Holdings, Inc.
5.141% due 03/15/2052	392	264
DISH DBS Corp.
5.250% due 12/01/2026	750	742
DT Midstream, Inc.
4.125% due 06/15/2029	660	647
5.800% due 12/15/2034	2,400	2,454
Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	3,075
3.900% due 11/15/2049	3,700	2,729
eBay, Inc.
3.600% due 06/05/2027	1,640	1,626
4.250% due 03/06/2029	7,152	7,071
Edwards Lifesciences Corp.
4.300% due 06/15/2028	4,700	4,676
Elevance Health, Inc.
3.650% due 12/01/2027	5,900	5,833
5.200% due 02/15/2035	1,700	1,704
Eli Lilly & Co.
4.600% due 08/14/2034	7,217	7,138
Embraer Netherlands Finance BV
5.980% due 02/11/2035	1,000	1,044
Enbridge, Inc.
2.500% due 08/01/2033	14,800	12,626
3.125% due 11/15/2029	1,622	1,545
4.200% due 11/20/2028	553	548
4.250% due 12/01/2026	3,300	3,298
4.850% due 03/27/2031	6,500	6,496
5.200% due 11/20/2035	1,199	1,192
5.450% due 03/27/2036	1,453	1,469
5.625% due 04/05/2034	4,666	4,808
5.700% due 03/08/2033	11,253	11,624
6.200% due 11/15/2030	940	990
Energy Transfer LP
3.900% due 07/15/2026	5,861	5,860
4.200% due 04/15/2027	500	499
4.400% due 03/15/2027	1,000	1,000
4.550% due 01/15/2031	11,000	10,862
4.950% due 06/15/2028	6,200	6,235
5.000% due 05/15/2050	1,000	847
5.350% due 05/15/2045	2,797	2,544
5.550% due 02/15/2028	300	304
5.600% due 09/01/2034	10,298	10,515
5.700% due 04/01/2035	7,900	8,112
5.750% due 02/15/2033	4,600	4,765
5.800% due 06/15/2038	6,230	6,359
5.950% due 05/15/2054	9,828	9,414
6.050% due 09/01/2054	19,625	19,083
6.500% due 02/01/2042	3,600	3,806
6.625% due 10/15/2036	206	223
7.500% due 07/01/2038	4,302	4,974
Eni SpA
5.950% due 05/15/2054	9,200	9,109
Entergy Louisiana LLC
3.050% due 06/01/2031	4,000	3,699
3.120% due 09/01/2027	4,300	4,245
5.150% due 09/15/2034	9,100	9,196
5.350% due 03/15/2034	3,267	3,349
Enterprise Products Operating LLC
4.450% due 02/15/2043	5,000	4,374
4.950% due 02/15/2035	7,900	7,842
5.200% due 01/15/2036	18,600	18,665
5.700% due 02/15/2042	2,002	2,031
6.897% (TSFR3M + 3.248%) due 08/16/2077 ~	7,651	7,653

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

EQT Corp.
4.500% due 01/15/2029		1,239	1,230
4.750% due 01/15/2031		6,300	6,243
5.750% due 02/01/2034		2,625	2,685
Essent Group Ltd.
6.250% due 07/01/2029		6,282	6,479
Expand Energy Corp.
5.700% due 01/15/2035		16,900	17,096
FactSet Research Systems, Inc.
2.900% due 03/01/2027		10,000	9,874
Fedex Freight Holding Co., Inc.
4.650% due 03/15/2031		2,301	2,261
Fidelity National Information Services, Inc.
4.450% due 03/10/2028		9,700	9,669
4.550% due 03/10/2029		16,631	16,506
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029		1,020	989
6.150% due 10/01/2038		1,600	1,694
Fiserv, Inc.
3.200% due 07/01/2026		500	500
3.500% due 07/01/2029		3,000	2,880
4.200% due 10/01/2028		4,905	4,838
5.250% due 08/11/2035		31,000	30,213
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		36,900	34,100
Flex Ltd.
4.875% due 06/15/2029		8,100	8,110
5.250% due 01/15/2032		2,700	2,704
Fox Corp.
4.709% due 01/25/2029		4,895	4,892
6.500% due 10/13/2033		2,145	2,284
Freeport Minerals Corp.
9.500% due 06/01/2031		200	236
Gartner, Inc.
3.625% due 06/15/2029		3,700	3,500
3.750% due 10/01/2030		3,200	2,924
4.950% due 03/20/2031		6,450	6,273
5.600% due 11/20/2035		8,000	7,581
GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(j)		2,800	2,771
7.125% due 03/10/2035 •(j)		1,300	1,287
General Dynamics Corp.
3.625% due 04/01/2030		500	484
Gilead Sciences, Inc.
1.650% due 10/01/2030		2,675	2,374
Global Payments, Inc.
3.200% due 08/15/2029		6,072	5,730
4.550% due 03/15/2028		2,900	2,888
4.875% due 11/15/2030		8,500	8,358
4.875% due 03/17/2031	EUR	1,300	1,537
5.200% due 11/15/2032		$18,300	17,889
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		1,200	1,226
6.103% due 08/23/2042		8,000	8,171
6.129% due 02/23/2038		1,700	1,762
Grifols SA
7.500% due 05/01/2030 (k)(m)	EUR	4,923	5,864
GSG Bidco Ltd.
5.375% due 06/15/2036		12,300	13,951
Haleon U.S. Capital LLC
3.375% due 03/24/2027		$9,002	8,937
3.375% due 03/24/2029		1,700	1,647
HCA, Inc.
3.500% due 09/01/2030		9,820	9,318
3.500% due 07/15/2051		4,500	3,047
3.625% due 03/15/2032		2,700	2,514
4.125% due 06/15/2029		6,800	6,697
4.300% due 11/15/2030		700	685
5.250% due 03/01/2030		2,925	2,966
5.450% due 04/01/2031		1,000	1,022
5.450% due 09/15/2034		1,100	1,112
5.500% due 06/01/2033		19,000	19,419
5.625% due 09/01/2028		9,912	10,069
5.750% due 03/01/2035		16,406	16,919
5.875% due 02/01/2029		1,600	1,637
5.900% due 06/01/2053		200	195
5.950% due 09/15/2054		3,000	2,946
Heathrow Finance PLC
4.125% due 09/01/2029 þ	GBP	3,200	3,997
Heathrow Funding Ltd.
6.450% due 12/10/2033		2,100	2,953
HEICO Corp.
5.250% due 08/01/2028		$2,000	2,024
5.350% due 08/01/2033		1,745	1,775

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Hess Corp.
7.875% due 10/01/2029		3,600	3,948
Hewlett Packard Enterprise Co.
4.500% due 03/23/2028		7,350	7,343
4.600% due 03/23/2029		7,350	7,340
Hilton Domestic Operating Co., Inc.
5.750% due 09/15/2033		2,400	2,410
Honeywell Aerospace, Inc.
4.300% due 03/16/2031		1,000	983
Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		400	404
Huntington Ingalls Industries, Inc.
5.353% due 01/15/2030		500	508
Hyatt Hotels Corp.
5.050% due 03/30/2028		3,000	3,020
5.375% due 12/15/2031		4,700	4,784
Hyundai Capital America
4.250% due 01/08/2029		9,300	9,178
4.552% (SOFRRATE + 0.920%) due 01/07/2028 ~		1,000	1,003
4.600% due 04/06/2028		26,100	26,062
4.850% due 03/25/2027		4,000	4,013
Illumina, Inc.
4.650% due 09/09/2026		1,300	1,300
Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	1,000	1,223
Imperial Brands Finance PLC
6.125% due 07/27/2027		$6,000	6,093
Informa PLC
3.750% due 04/29/2032	EUR	3,500	4,007
Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		$6,500	4,842
IQVIA, Inc.
5.700% due 05/15/2028		1,988	2,021
IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032		3,000	3,042
Jabil, Inc.
5.450% due 02/01/2029		2,200	2,235
JDE Peet’s NV
4.500% due 01/23/2034	EUR	3,700	4,326
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		$19,000	17,234
JetBlue Pass-Through Trust
2.750% due 11/15/2033		5,675	5,036
Keurig Dr. Pepper, Inc.
5.100% due 03/15/2027		2,200	2,207
Kinder Morgan Energy Partners LP
7.300% due 08/15/2033		5,726	6,461
7.400% due 03/15/2031		500	555
7.500% due 11/15/2040		5,500	6,409
Kinder Morgan, Inc.
5.200% due 06/01/2033		6,706	6,800
5.300% due 12/01/2034		1,000	1,008
7.750% due 01/15/2032		14,439	16,405
Kraft Heinz Foods Co.
5.000% due 06/04/2042		2,400	2,151
6.500% due 02/09/2040		1,258	1,329
6.875% due 01/26/2039		13,500	14,803
7.125% due 08/01/2039		7,120	7,916
L3Harris Technologies, Inc.
1.800% due 01/15/2031		1,000	881
5.050% due 06/01/2029		300	304
5.250% due 06/01/2031		1,000	1,019
Laboratory Corp. of America Holdings
4.350% due 04/01/2030		1,389	1,371
Las Vegas Sands Corp.
3.900% due 08/08/2029 (k)		4,050	3,913
5.625% due 06/15/2028		8,600	8,706
6.000% due 08/15/2029		57,275	58,846
6.000% due 06/14/2030		5,646	5,807
6.200% due 08/15/2034		30,485	31,394
Leidos, Inc.
2.300% due 02/15/2031		16,623	14,786
4.375% due 05/15/2030		3,295	3,228
Liberty Utilities Finance GP 1
2.050% due 09/15/2030		2,500	2,242
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		15,841	15,546
Lockheed Martin Corp.
4.300% due 06/15/2062		9,400	7,417
4.800% due 08/15/2034		4,516	4,504
Maple Parent Holdings Corp.
4.750% due 03/26/2029		4,200	4,198
Marathon Petroleum Corp.
5.150% due 03/01/2030		3,100	3,142

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Marriott International, Inc.
3.500% due 10/15/2032		9,700	8,931
4.200% due 07/15/2027		1,239	1,237
4.500% due 10/01/2034		6,099	5,789
4.625% due 06/15/2030		4,984	4,973
5.250% due 10/15/2035		1,700	1,701
Mars, Inc.
5.200% due 03/01/2035		4,300	4,319
5.650% due 05/01/2045		8,300	8,252
Massachusetts Institute of Technology
4.678% due 07/01/2114		150	124
McCormick & Co., Inc.
4.150% due 02/15/2029		7,400	7,321
McDonald’s Corp.
2.625% due 09/01/2029		4,350	4,118
4.600% due 05/15/2030		1,070	1,074
5.000% due 05/17/2029		4,519	4,581
Medline Borrower LP
3.875% due 04/01/2029		4,000	3,887
Meta Platforms, Inc.
3.850% due 08/15/2032		1,788	1,692
4.600% due 11/15/2032		1,769	1,740
4.750% due 08/15/2034		2,100	2,063
5.500% due 11/15/2045		720	668
5.550% due 08/15/2064		3,500	3,061
Microchip Technology, Inc.
5.050% due 02/15/2030		3,200	3,214
Mitchells & Butlers Finance PLC
4.316% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	281	366
Mobility Global, Inc.
5.450% due 06/15/2031		$9,200	9,303
Motorola Solutions, Inc.
2.300% due 11/15/2030		300	271
4.600% due 05/23/2029		888	886
MPLX LP
4.125% due 03/01/2027		2,000	1,996
4.900% due 04/15/2058		2,600	2,155
5.400% due 04/01/2035		21,500	21,504
MSCI, Inc.
3.250% due 08/15/2033		10,400	9,168
3.875% due 02/15/2031		2,791	2,644
National Football League
5.250% due 10/05/2034 «(m)		19,400	19,270
5.420% due 10/05/2037 «(m)		6,900	6,875
National Fuel Gas Co.
5.050% due 10/15/2031		14,100	14,041
National Grid Electricity Transmission PLC
2.000% due 04/17/2040	GBP	1,400	1,166
Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	13,825
4.875% due 06/15/2030		$900	906
Newcastle Coal Infrastructure Group Pty. Ltd.
4.400% due 09/29/2027		2,022	2,003
News Corp.
3.875% due 05/15/2029		300	291
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		12,810	12,610
Nordson Corp.
4.500% due 12/15/2029		3,000	2,981
Norfolk Southern Corp.
4.100% due 05/15/2121 (k)		4,200	2,949
Novartis Capital Corp.
4.400% due 03/18/2031		4,500	4,468
4.600% due 03/18/2033		2,419	2,397
NTT Finance Corp.
5.171% due 07/16/2032		15,300	15,303
5.259% due 11/01/2033 (b)		10,000	9,972
NVR, Inc.
3.000% due 05/15/2030		35,314	33,122
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.300% due 08/19/2028		300	298
Occidental Petroleum Corp.
6.200% due 03/15/2040		3,460	3,592
6.625% due 09/01/2030		7,111	7,527
8.875% due 07/15/2030		17,067	19,225
ONEOK Partners LP
6.125% due 02/01/2041		223	229
6.200% due 09/15/2043		3,450	3,527
Oracle Corp.
2.300% due 03/25/2028		3,200	3,064
2.875% due 03/25/2031		13,900	12,422
3.950% due 03/25/2051		5,300	3,394
4.000% due 07/15/2046 (o)		11,000	7,425
4.000% due 11/15/2047		3,700	2,468
4.100% due 03/25/2061		16,600	10,163
4.900% due 02/06/2033 (o)		4,300	4,078
5.200% due 09/26/2035 (o)		10,000	9,366
5.500% due 08/03/2035		24,100	23,070
5.500% due 09/27/2064 (o)		21,900	16,952
6.000% due 08/03/2055 (o)		7,300	6,220

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Paramount Global
3.700% due 06/01/2028	4,100	3,979
6.875% due 04/30/2036	9,000	8,446
Pennsylvania-American Water Co.
7.800% due 09/01/2026	600	603
Permian Resources Operating LLC
6.250% due 02/01/2033	5,600	5,721
Petroleos Mexicanos
6.700% due 02/16/2032	15,851	16,001
Philip Morris International, Inc.
3.375% due 08/15/2029	6,100	5,892
4.375% due 04/30/2030	1,860	1,842
5.250% due 09/07/2028	358	364
5.250% due 02/13/2034	7,900	8,032
5.375% due 02/15/2033	6,000	6,161
5.625% due 11/17/2029	14,714	15,174
5.750% due 11/17/2032	11,500	12,049
Phillips 66 Co.
4.680% due 02/15/2045	841	721
Pioneer Natural Resources Co.
7.200% due 01/15/2028	4,497	4,670
Plains All American Pipeline LP
5.950% due 06/15/2035	4,200	4,322
QatarEnergy
4.625% due 06/23/2029	8,470	8,418
Qatarenergy LNG S3
5.838% due 09/30/2027	237	238
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.700% due 04/15/2036	13,600	12,936
Quanta Services, Inc.
2.350% due 01/15/2032	6,000	5,274
Regal Rexnord Corp.
6.300% due 02/15/2030	3,997	4,173
RELX Capital, Inc.
3.000% due 05/22/2030	3,000	2,819
4.000% due 03/18/2029	300	295
Renesas Electronics Corp.
2.170% due 11/25/2026	3,200	3,170
Republic Services, Inc.
5.000% due 04/01/2034	275	277
Road Michigan Property Owner I LLC
7.500% due 03/30/2045	77,100	76,888
Roche Holdings, Inc.
4.075% due 12/02/2030	500	490
Rogers Communications, Inc.
3.200% due 03/15/2027	2,000	1,982
4.500% due 03/15/2042	628	534
5.000% due 02/15/2029	605	609
Roper Technologies, Inc.
2.000% due 06/30/2030	2,700	2,424
4.250% due 09/15/2028	190	189
Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	6,700	6,605
5.375% due 01/15/2036	7,500	7,449
5.500% due 04/01/2028	15,200	15,347
5.625% due 09/30/2031	3,700	3,732
Royalty Pharma PLC
1.750% due 09/02/2027	5,000	4,844
2.200% due 09/02/2030	1,150	1,040
4.450% due 03/25/2031	2,000	1,967
5.150% due 09/02/2029	2,000	2,027
RTX Corp.
5.375% due 02/27/2053	6,600	6,324
6.100% due 03/15/2034	15,900	17,065
7.200% due 08/15/2027	125	129
S&P Global, Inc.
4.250% due 05/01/2029	5,542	5,503
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	6,500	6,439
Santos Finance Ltd.
3.649% due 04/29/2031	23,300	21,803
5.250% due 03/13/2029	5,000	5,034
6.875% due 09/19/2033	17,900	19,460
Saudi Arabian Oil Co.
2.250% due 11/24/2030	1,000	894
5.250% due 07/17/2034	2,400	2,419
Schlumberger Holdings Corp.
5.000% due 06/01/2034	6,900	6,866
Seadrill Finance Ltd.
8.375% due 08/01/2030	400	420
Sekisui House U.S., Inc.
3.966% due 08/06/2061	200	132
ServiceNow, Inc.
4.250% due 05/15/2028	5,100	5,085

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Smith & Nephew PLC
5.150% due 03/20/2027		1,500	1,506
Smithfield Foods, Inc.
4.250% due 02/01/2027		1,000	998
South Bow USA Infrastructure Holdings LLC
5.584% due 10/01/2034		5,057	5,040
South West Water Finance PLC
5.750% due 12/11/2032	GBP	6,650	8,922
Southern Co.
4.850% due 03/15/2035		$13,400	13,093
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		16,831	16,787
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		230	212
3.650% due 08/15/2031		749	677
4.100% due 10/01/2029		1,931	1,873
Starbucks Corp.
4.500% due 05/15/2028		1,206	1,206
Stonepeak Nile Parent LLC
7.250% due 03/15/2032		100	104
Stryker Corp.
1.950% due 06/15/2030		21,099	19,107
4.250% due 09/11/2029		630	625
4.625% due 09/11/2034		6,300	6,165
4.850% due 12/08/2028		8,000	8,054
4.850% due 02/10/2030		8,500	8,565
5.200% due 02/10/2035		1,135	1,148
Synopsys, Inc.
4.550% due 04/01/2027		7,500	7,512
4.850% due 04/01/2030		1,400	1,403
5.150% due 04/01/2035		10,000	9,947
Synthos SA
2.500% due 06/07/2028	EUR	5,760	6,383
Sysco Corp.
5.100% due 09/23/2030		$2,169	2,190
5.950% due 04/01/2030		4,400	4,564
T-Mobile USA, Inc.
2.050% due 02/15/2028		10,500	10,092
2.550% due 02/15/2031 (o)		16,800	15,248
2.625% due 02/15/2029		600	571
3.000% due 02/15/2041		32,700	24,149
3.300% due 02/15/2051		40,000	26,111
3.600% due 11/15/2060		700	453
3.875% due 04/15/2030		18,637	18,063
5.250% due 06/15/2055		20,500	18,183
5.700% due 01/15/2056		5,000	4,736
5.750% due 01/15/2054		200	191
Tapestry, Inc.
5.100% due 03/11/2030		6,500	6,551
5.500% due 03/11/2035		7,100	7,153
Targa Resources Corp.
4.200% due 02/01/2033		4,000	3,792
4.900% due 09/15/2030		2,309	2,315
4.950% due 04/15/2052		3,000	2,584
6.150% due 03/01/2029		7,704	7,979
TD SYNNEX Corp.
2.375% due 08/09/2028		14,300	13,604
2.650% due 08/09/2031		8,700	7,757
TDF Infrastructure SAS
1.750% due 12/01/2029	EUR	1,100	1,181
Telefonica Emisiones SA
4.103% due 03/08/2027		$4,800	4,781
Teva Pharmaceutical Finance Netherlands III BV
8.125% due 09/15/2031		575	649
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	604	851
9.750% due 10/10/2027		2,604	3,668
Time Warner Cable LLC
4.500% due 09/15/2042		$4,000	3,017
Times Square Hotel Trust
8.528% due 08/01/2026		16	16
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	2,754
5.100% due 03/15/2036		800	792
Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		2,850	2,570
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		643	636
Tyson Foods, Inc.
5.400% due 03/15/2029		500	510
Uber Technologies, Inc.
4.300% due 01/15/2030		390	386
Ubisoft Entertainment SA
0.878% due 11/24/2027	EUR	600	607
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(c)(d)		$3,247	97

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(c)(d)		1,449	87
United Airlines Pass-Through Trust
2.700% due 11/01/2033		706	645
2.875% due 04/07/2030		12,685	12,222
3.100% due 01/07/2030		802	786
3.100% due 04/07/2030		2,962	2,845
3.450% due 01/07/2030		2,316	2,246
3.500% due 09/01/2031		1,049	1,013
3.700% due 09/01/2031		2,297	2,194
4.150% due 02/25/2033		7,336	7,133
5.450% due 08/15/2038		9,585	9,776
5.875% due 04/15/2029		9,988	10,111
UnitedHealth Group, Inc.
2.900% due 05/15/2050		4,592	2,934
4.950% due 01/15/2032		1,876	1,890
5.150% due 07/15/2034		13,885	14,016
5.200% due 04/15/2063		23,860	21,367
5.300% due 02/15/2030		2,047	2,094
5.500% due 07/15/2044		10,800	10,584
Var Energi ASA
5.875% due 05/22/2030		600	618
8.000% due 11/15/2032		6,200	7,042
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		17,500	16,702
3.875% due 11/01/2033		11,000	9,811
4.125% due 08/15/2031		13,000	12,210
6.250% due 01/15/2030		8,950	9,171
Venture Global LNG, Inc.
7.000% due 01/15/2030		11,825	12,066
8.375% due 06/01/2031		2,500	2,603
Veralto Corp.
4.150% due 09/19/2031	EUR	5,400	6,347
Viking Cruises Ltd.
5.875% due 10/15/2033		$5,511	5,522
Viper Energy Partners LLC
5.700% due 08/01/2035		3,831	3,894
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	9,900	11,593
5.250% due 05/15/2029 (k)		1,000	1,271
Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031		$6,200	5,104
5.625% due 04/15/2032	EUR	14,000	14,099
VMware LLC
2.200% due 08/15/2031		$3,300	2,907
4.700% due 05/15/2030		24,482	24,535
VOC Escrow Ltd.
5.000% due 02/15/2028		6,000	5,996
Volkswagen Group of America Finance LLC
4.750% due 11/13/2028		4,900	4,888
Weatherford International Ltd.
6.750% due 10/15/2033		3,100	3,165
Weir Group, Inc.
5.350% due 05/06/2030		5,300	5,348
Wessex Water Services Finance PLC
1.500% due 09/17/2029	GBP	4,750	5,612
Western Midstream Operating LP
5.450% due 11/15/2034		$9,900	9,851
6.150% due 04/01/2033		500	522
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		15,933	15,950
Williams Cos., Inc.
5.150% due 03/15/2034		1,400	1,399
5.600% due 03/15/2035		19,624	20,031
5.650% due 03/15/2033		4,200	4,325
Woodside Finance Ltd.
3.700% due 09/15/2026		11,375	11,353
3.700% due 03/15/2028		6,100	6,004
4.500% due 03/04/2029		2,300	2,287
5.100% due 09/12/2034		5,400	5,310
5.400% due 05/19/2030		9,700	9,861
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		7,300	7,301
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033		9,400	9,440
Xylem, Inc.
2.250% due 01/30/2031		300	270
5.200% due 06/01/2033		13,200	13,383
Yellowstone Energy LP
5.750% due 12/31/2026		411	408
Yorkshire Water Finance PLC
1.750% due 10/27/2032	GBP	12,200	12,859
6.000% due 07/22/2033		14,000	18,632
6.375% due 08/19/2039		5,000	6,516
Zimmer Biomet Holdings, Inc.
5.350% due 12/01/2028		$1,626	1,652

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Zoetis, Inc.
2.000% due 05/15/2030		7,000	6,334

			3,744,479

UTILITIES 9.6%
AEP Texas, Inc.
5.200% due 04/15/2036		5,798	5,721
5.250% due 05/15/2052		1,532	1,392
5.700% due 05/15/2034		1,000	1,032
6.650% due 02/15/2033		2,425	2,622
AES Corp.
3.950% due 07/15/2030		5,200	4,983
5.450% due 06/01/2028		2,400	2,427
5.800% due 03/15/2032		7,700	7,805
6.950% due 07/15/2055 •		2,700	2,667
7.600% due 01/15/2055 •		7,550	7,752
Alabama Power Co.
3.050% due 03/15/2032		1,100	1,009
Alliant Energy Finance LLC
3.600% due 03/01/2032		1,500	1,393
Ameren Corp.
1.950% due 03/15/2027		600	590
5.700% due 12/01/2026		600	603
American Electric Power Co., Inc.
3.875% due 02/15/2062 •		1,200	1,187
American Water Capital Corp.
4.625% due 06/01/2029		10,600	10,608
Anglian Water Osprey Financing PLC
2.000% due 07/31/2028	GBP	3,300	4,056
6.750% due 08/27/2031		1,300	1,738
Anglian Water Services Financing PLC
5.750% due 06/07/2043		9,000	10,710
6.000% due 06/20/2039		1,400	1,782
Appalachian Power Co.
2.700% due 04/01/2031		$7,208	6,571
3.700% due 05/01/2050		3,000	2,167
Arizona Public Service Co.
2.650% due 09/15/2050		8,900	5,388
3.350% due 05/15/2050		3,750	2,541
5.500% due 09/01/2035		4,300	4,326
AT&T, Inc.
2.550% due 12/01/2033		409	344
2.750% due 06/01/2031		16,020	14,574
3.500% due 06/01/2041		36,300	27,949
3.550% due 09/15/2055		23,160	14,925
3.650% due 06/01/2051		20,800	14,153
3.650% due 09/15/2059		33,950	21,715
3.850% due 06/01/2060		21,062	14,078
4.350% due 06/15/2045		300	241
4.400% due 04/30/2031		19,200	18,882
4.750% due 04/30/2033		2,156	2,110
Atlantic City Electric Co.
4.000% due 10/15/2028		4,600	4,555
Baltimore Gas & Electric Co.
5.450% due 06/01/2035		1,000	1,018
Berkshire Hathaway Energy Co.
4.450% due 01/15/2049		1,850	1,522
Black Hills Corp.
2.500% due 06/15/2030		10,400	9,513
3.875% due 10/15/2049		5,500	4,074
6.000% due 01/15/2035		11,850	12,345
6.150% due 05/15/2034		4,200	4,413
British Telecommunications Ltd.
5.125% due 12/04/2028		704	710
Capital Power U.S. Holdings, Inc.
6.189% due 06/01/2035		200	207
CenterPoint Energy Houston Electric LLC
5.050% due 03/01/2035		2,600	2,601
Clearway Energy Operating LLC
3.750% due 02/15/2031		3,500	3,248
Cleveland Electric Illuminating Co.
3.500% due 04/01/2028		4,200	4,112
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028		4,000	4,102
6.055% due 08/15/2026		2,000	2,001
Commonwealth Edison Co.
5.950% due 06/01/2055		2,007	2,046
Constellation Energy Generation LLC
3.900% due 01/08/2028		9,800	9,719
4.400% due 01/15/2031		5,100	5,015
5.750% due 10/01/2041		2,579	2,593
6.500% due 10/01/2053		10,000	10,737
Dominion Energy, Inc.
2.250% due 08/15/2031		3,500	3,097

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

DTE Energy Co.
2.950% due 03/01/2030		2,441	2,297
3.400% due 06/15/2029		2,387	2,306
5.100% due 03/01/2029		2,599	2,629
Duke Energy Carolinas LLC
2.450% due 08/15/2029		12,300	11,563
6.050% due 04/15/2038		1,227	1,310
Duke Energy Progress LLC
5.050% due 03/15/2035		9,086	9,092
Duquesne Light Holdings, Inc.
3.616% due 08/01/2027		14,700	14,537
DWR Cymru Financing U.K. PLC
2.500% due 03/31/2036	GBP	7,930	7,847
Edison International
5.450% due 06/15/2029	$	7,537	7,614
5.750% due 06/15/2027		10,020	10,084
6.250% due 03/15/2030		6,694	6,881
8.125% due 06/15/2053 •(o)		4,400	4,524
Emera U.S. Finance LP
4.750% due 06/15/2046		6,300	5,385
ENEL Finance International NV
2.125% due 07/12/2028		8,276	7,879
2.500% due 07/12/2031		5,922	5,277
Entergy Arkansas LLC
4.950% due 01/15/2036		15,642	15,352
Entergy Corp.
1.900% due 06/15/2028		5,900	5,603
3.750% due 06/15/2050		1,000	731
Entergy Mississippi LLC
5.050% due 04/15/2036		3,129	3,078
5.800% due 04/15/2055		1,875	1,870
Entergy Texas, Inc.
5.250% due 04/15/2035		4,200	4,219
5.800% due 09/01/2053		800	798
EPH Financing International AS
5.875% due 11/30/2029	EUR	14,327	17,412
6.651% due 11/13/2028		3,900	4,736
Evergy Metro, Inc.
2.250% due 06/01/2030	$	280	256
Eversource Energy
4.450% due 12/15/2030		7,100	6,980
5.500% due 01/01/2034		1,100	1,120
Fells Point Funding Trust
3.046% due 01/31/2027		11,500	11,396
FirstEnergy Transmission LLC
5.000% due 01/15/2035		5,500	5,413
FORESEA Holding SA
7.500% due 06/15/2030		1,905	1,882
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029 (k)		18,600	15,159
Georgia Power Co.
3.250% due 03/15/2051		3,200	2,174
3.700% due 01/30/2050		4,200	3,129
Interstate Power & Light Co.
4.950% due 09/30/2034		2,500	2,453
5.600% due 06/29/2035		3,900	4,011
IPALCO Enterprises, Inc.
4.250% due 05/01/2030		1,379	1,340
5.750% due 04/01/2034		5,700	5,691
Jersey Central Power & Light Co.
4.400% due 01/15/2031		4,700	4,625
Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		2,500	2,478
MidAmerican Energy Co.
3.150% due 04/15/2050		500	337
4.250% due 05/01/2046		1,800	1,488
5.350% due 01/15/2034		2,100	2,154
Midwest Connector Capital Co. LLC
4.625% due 04/01/2029		3,155	3,136
Mississippi Power Co.
3.950% due 03/30/2028		14,645	14,534
National Grid PLC
5.602% due 06/12/2028		6,297	6,411
5.809% due 06/12/2033		5,500	5,729
Nevada Power Co.
5.450% due 05/15/2041		4,059	3,972
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	10,200	7,246
4.400% due 03/01/2031	$	10,000	9,866
4.670% due 06/12/2035	CAD	16,700	12,087
4.800% due 12/01/2077 •	$	4,300	4,249
6.750% due 06/15/2054 •		8,000	8,335
Northumbrian Water Finance PLC
5.625% due 04/29/2033 (o)	GBP	11,800	15,584
NRG Energy, Inc.
2.450% due 12/02/2027	$	1,000	967

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NSTAR Electric Co.
5.200% due 03/01/2035	6,910	6,964
OI SA
8.500% due 12/31/2028 ^(d)	5,022	53
10.000% due 06/30/2027 ^(d)	2,416	1,178
ONEOK, Inc.
4.550% due 07/15/2028	5,671	5,663
4.950% due 07/13/2047	9,972	8,591
5.050% due 11/01/2034	44,081	43,132
5.200% due 07/15/2048	2,585	2,293
5.550% due 11/01/2026	600	602
6.500% due 09/01/2030	1,980	2,083
6.625% due 09/01/2053	1,414	1,483
Orange SA
4.000% due 01/13/2029	5,000	4,933
Pacific Gas & Electric Co.
2.500% due 02/01/2031	15,600	14,002
3.000% due 06/15/2028	5,400	5,228
3.250% due 06/01/2031	1,600	1,476
3.300% due 03/15/2027	2,229	2,210
3.300% due 12/01/2027	22,816	22,394
3.300% due 08/01/2040	3,424	2,570
3.500% due 08/01/2050	13,050	8,713
3.750% due 07/01/2028	15,079	14,815
3.750% due 08/15/2042	2,600	1,970
4.200% due 03/01/2029	3,887	3,833
4.250% due 03/15/2046	2,100	1,627
4.300% due 03/15/2045	1,932	1,526
4.500% due 07/01/2040	2,800	2,411
4.500% due 12/15/2041	4,300	3,550
4.600% due 06/15/2043	4,900	4,085
4.650% due 08/01/2028	17,000	16,959
4.750% due 02/15/2044	5,700	4,837
4.950% due 07/01/2050	7,865	6,571
5.250% due 03/01/2052	13,600	11,803
5.550% due 05/15/2029	2,500	2,552
5.600% due 08/15/2036	7,300	7,305
5.700% due 03/01/2035	1,856	1,876
5.900% due 10/01/2054	1,883	1,781
6.000% due 08/15/2035	5,000	5,157
6.100% due 10/15/2055	9,200	8,912
6.150% due 01/15/2033	869	908
PacifiCorp
2.700% due 09/15/2030	1,500	1,379
2.900% due 06/15/2052	8,815	5,276
4.250% due 03/15/2029	18,000	17,788
5.300% due 02/15/2031	6,200	6,295
5.350% due 12/01/2053	5,450	4,892
5.750% due 04/01/2037	8,278	8,347
5.800% due 01/15/2055	5,000	4,772
7.375% due 09/15/2055 •	4,000	4,043
Petrobras Global Finance BV
5.125% due 09/10/2030	34,400	33,840
6.250% due 01/10/2036	3,400	3,390
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	2,936
3.500% due 06/01/2029	2,273	2,206
3.640% due 11/01/2046	1,500	1,108
5.100% due 02/15/2035	5,000	4,982
Plains All American Pipeline LP/PAA Finance Corp.
5.700% due 09/15/2034	400	409
Public Service Co. of Oklahoma
3.150% due 08/15/2051	701	458
5.450% due 01/15/2036	1,525	1,541
Renew Treasury Ifsc Pvt Ltd.
6.500% due 02/02/2031	6,900	6,829
Rio Oil Finance Trust
9.750% due 01/06/2027	1,510	1,533
San Diego Gas & Electric Co.
1.700% due 10/01/2030	7,689	6,805
2.950% due 08/15/2051	1,128	720
3.000% due 03/15/2032	4,599	4,184
4.100% due 06/15/2049	9,500	7,416
5.400% due 04/15/2035	5,862	5,959
5.950% due 03/15/2056	1,639	1,664
SCE Recovery Funding LLC
5.112% due 12/14/2049	3,700	3,449
Sempra
3.400% due 02/01/2028	440	432
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~	26,300	26,424
5.250% due 03/15/2036	1,252	1,236
6.375% due 04/01/2056 •	9,800	9,904
6.400% due 10/01/2054 •	1,500	1,509
6.875% due 10/01/2054 •	1,100	1,126
Shell Finance U.S., Inc.
4.125% due 11/06/2030	1,994	1,959

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Southern California Edison Co.
2.500% due 06/01/2031		2,600	2,322
2.750% due 02/01/2032		10,500	9,346
2.950% due 02/01/2051		7,600	4,591
3.450% due 02/01/2052		8,200	5,421
3.650% due 02/01/2050		2,000	1,385
3.900% due 12/01/2041		1,100	860
3.900% due 03/15/2043		6,100	4,679
4.000% due 04/01/2047		14,900	11,117
4.050% due 03/15/2042		5,500	4,354
4.400% due 09/06/2026		1,500	1,500
4.650% due 10/01/2043		600	508
4.875% due 02/01/2027		2,200	2,204
4.875% due 03/01/2049		8,468	7,093
5.250% due 03/15/2030		3,900	3,945
5.300% due 03/01/2028		8,300	8,380
5.450% due 06/01/2031		435	443
5.450% due 03/01/2035		15,400	15,436
5.850% due 11/01/2027		5,400	5,481
6.650% due 04/01/2029		8,039	8,340
Southern California Gas Co.
2.550% due 02/01/2030		2,200	2,054
5.200% due 06/01/2033		8,300	8,431
Southern Co. Gas Capital Corp.
1.750% due 01/15/2031		9,423	8,302
Southern Power Co.
5.250% due 07/15/2043		1,000	945
Southwest Gas Corp.
4.050% due 03/15/2032		1,575	1,506
Southwestern Electric Power Co.
3.250% due 11/01/2051		115	76
5.200% due 04/01/2036		1,025	1,012
Southwestern Public Service Co.
3.150% due 05/01/2050		8,200	5,396
SPP-Distribucia AS
1.000% due 06/09/2031	EUR	3,600	3,605
SW Finance I PLC
7.000% due 04/16/2040	GBP	12,600	15,958
7.375% due 12/12/2041 (o)		4,800	6,254
7.750% due 10/31/2031		6,700	9,228
System Energy Resources, Inc.
5.300% due 12/15/2034	$	10,700	10,683
TDC Net AS
5.000% due 08/09/2032	EUR	7,456	8,844
Toledo Edison Co.
2.650% due 05/01/2028	$	11,334	10,851
Verizon Communications, Inc.
1.750% due 01/20/2031		400	351
4.016% due 12/03/2029		200	196
4.750% due 01/15/2033		6,935	6,830
4.780% due 02/15/2035		2,812	2,721
5.000% due 01/15/2036		4,100	4,000
6.000% due 11/30/2065		1,400	1,358
Virginia Electric & Power Co.
4.950% due 03/15/2036		1,528	1,496
Vistra Operations Co. LLC
4.550% due 10/30/2028		800	795
4.700% due 01/31/2031		5,000	4,907
6.000% due 04/15/2034		5,200	5,359
Vodafone Group PLC
5.125% due 06/04/2081 •		11,100	8,682
Xcel Energy, Inc.
1.750% due 03/15/2027		1,800	1,767
3.400% due 06/01/2030		240	228

			1,274,992

Total Corporate Bonds & Notes (Cost $9,805,076)			9,493,372

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (f)		807	3
0.000% due 12/31/2027 (f)		1,009	7
0.000% due 12/31/2028 (f)		1,614	12
0.000% due 12/31/2029 (f)		1,614	12
0.000% due 12/31/2030 (f)		2,017	13
0.000% due 12/31/2031 (f)		2,017	8
0.000% due 12/31/2032 (f)		3,803	12

Total Convertible Bonds & Notes (Cost $888)			67

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

MUNICIPAL BONDS & NOTES 0.2%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	8,000	8,357

CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
4.214% due 06/01/2050	1,000	706

FLORIDA 0.0%
State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024
5.526% due 07/01/2034	1,620	1,686

TEXAS 0.1%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	8,936	9,079
5.169% due 04/01/2041	7,600	7,668

		16,747

Total Municipal Bonds & Notes (Cost $26,919)		27,496

U.S. GOVERNMENT AGENCIES 14.7%
Federal Home Loan Mortgage Corp.
4.500% due 06/01/2053 - 12/01/2053	3,981	3,824
5.000% due 01/01/2055	928	922
5.500% due 08/01/2054 - 01/01/2055	19,115	19,220
6.500% due 06/01/2054	1,104	1,144
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
5.992% due 11/25/2055 «~	3,098	2,293
Federal Home Loan Mortgage Corp. REMICS
4.498% due 12/25/2055 •	2,840	2,849
4.642% due 07/25/2056 •	9,100	9,102
4.650% due 07/25/2056 •	18,500	18,530
Federal National Mortgage Association
3.000% due 01/01/2045	106	95
3.500% due 07/01/2046	1,355	1,255
4.000% due 08/01/2049	166	157
4.500% due 11/01/2048 - 07/01/2053	29,274	28,381
5.000% due 02/01/2054 - 02/01/2055	2,777	2,758
6.500% due 07/01/2054 - 10/01/2054	932	965
Government National Mortgage Association REMICS
4.259% due 02/20/2074 •	1,858	1,864
Government National Mortgage Association, TBA
4.000% due 07/01/2056 - 08/01/2056	93,600	86,996
4.500% due 07/01/2056	55,900	53,701
5.000% due 08/01/2056	59,300	58,407
6.000% due 09/01/2056	22,700	23,123
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2056	90	84
4.500% due 07/01/2056 - 09/01/2056	823,495	788,137
5.000% due 07/01/2056 - 08/01/2056	831,000	815,753
5.500% due 08/01/2056	19,800	19,837

Total U.S. Government Agencies (Cost $1,929,354)		1,939,397

U.S. TREASURY OBLIGATIONS 16.2%
U.S. Treasury Bonds
1.750% due 08/15/2041	76,400	51,234
1.875% due 11/15/2051 (o)(q)	204,438	112,393
2.000% due 11/15/2041 (q)	18,400	12,749
2.000% due 02/15/2050 (q)	15,500	9,036
2.250% due 05/15/2041 (o)	137,298	100,136
2.250% due 08/15/2049 (q)	74,500	46,356
2.250% due 02/15/2052 (q)	12,600	7,590
2.375% due 11/15/2049 (o)	150,000	95,584
2.500% due 02/15/2046 (q)(s)	76,025	52,441
2.500% due 05/15/2046 (q)	91,308	62,744
2.750% due 08/15/2047 (q)	115,600	81,760
3.000% due 08/15/2048 (q)	4,700	3,445
3.125% due 05/15/2048	106,300	79,895
3.250% due 05/15/2042 (q)(s)	4,200	3,460
3.375% due 08/15/2042 (o)	138,135	115,310
3.375% due 11/15/2048 (q)	153,500	120,108
3.625% due 08/15/2043	5,250	4,474
3.750% due 08/15/2041 (o)(q)	168,700	150,011
3.875% due 05/15/2043 (q)(s)	103,013	91,084
4.000% due 11/15/2042 (q)	22,400	20,220
4.375% due 05/15/2041 (o)	230,738	221,184
4.375% due 08/15/2043 (o)(q)	172,338	162,109

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

4.500% due 02/15/2044	57,311	54,598
4.625% due 02/15/2046 (o)	3,000	2,880
4.625% due 11/15/2055 (o)	4,200	3,996
4.750% due 08/15/2055 (o)	151,450	146,972
4.750% due 02/15/2056 (q)	8,075	7,846
4.875% due 08/15/2045 (o)	18,023	17,891
5.000% due 05/15/2056	2,100	2,122
U.S. Treasury Inflation Protected Securities (i)
1.000% due 02/15/2046	7,377	5,420
1.500% due 02/15/2053	28,112	21,379
2.125% due 02/15/2054	44,723	39,096
2.375% due 02/15/2055	24,889	22,922
U.S. Treasury Notes
3.500% due 01/31/2030	46,975	45,925
3.875% due 04/30/2030 (q)(s)	43,975	43,504
4.000% due 05/31/2030 (q)(s)	45,900	45,595
4.000% due 01/31/2031	52,725	52,275
4.250% due 02/28/2031 (q)	12,850	12,873
U.S. Treasury STRIPS
0.000% due 05/15/2042 (a)	19,400	8,800

Total U.S. Treasury Obligations (Cost $2,256,746)		2,137,417

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
245 Park Avenue Trust
3.508% due 06/05/2037	3,622	3,578
American Home Mortgage Assets Trust
4.684% due 10/25/2046 •	1,322	865
American Home Mortgage Investment Trust
5.895% due 11/25/2045 •	443	171
BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «	26,021	25,351
3.110% due 08/25/2052 «	10,000	9,018
Banc of America Alternative Loan Trust
5.750% due 11/25/2035	147	130
Banc of America Funding Trust
3.893% due 01/25/2037 •	4,089	3,654
4.134% due 10/20/2036 •	851	669
4.314% due 06/20/2047 •	494	417
4.563% due 05/25/2037 •	232	215
4.715% due 06/20/2037 ~	1,775	1,600
5.750% due 01/25/2037	1,856	1,588
6.000% due 03/25/2037	859	662
21.873% due 07/25/2047 •	694	1,034
Banc of America Mortgage Trust
3.953% due 10/25/2035 ~	281	229
BCAP LLC Trust
3.758% due 07/26/2036 ~	87	78
4.203% due 05/25/2047 •	362	335
6.000% due 07/26/2037 ~	70	65
Bear Stearns ALT-A Trust
3.940% due 03/25/2036 ~	112	93
4.050% due 08/25/2036 ~	808	356
4.083% due 08/25/2036 •	329	300
4.807% due 04/25/2035 ~	4,732	4,335
Bear Stearns ARM Trust
4.095% due 06/25/2047 ~	1,306	1,171
Benchmark Mortgage Trust
2.640% due 09/15/2048	879	869
Chase Mortgage Finance Trust
6.000% due 06/25/2037	2,826	1,036
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.443% due 08/25/2037 •	232	214
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.043% due 01/25/2035 •	92	92
Citigroup Mortgage Loan Trust, Inc.
4.490% due 03/25/2037 ~	190	176
Countrywide Alternative Loan Trust
3.973% due 04/25/2047 •	771	693
4.113% due 05/25/2037 •	620	192
4.134% due 09/20/2046 •	298	316
4.143% due 09/25/2046 •	940	934
4.174% due 09/20/2046 •	1,057	1,030
5.094% due 08/25/2035 •	1,096	952
5.500% due 07/25/2035	710	553
5.500% due 01/25/2036	673	422
6.000% due 03/25/2036	761	319
6.000% due 05/25/2036	80	37
6.000% due 06/25/2037	1,391	615
6.500% due 12/25/2036	350	139
Countrywide Alternative Loan Trust Resecuritization
6.000% due 08/25/2037 ~	743	360
Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	4,640	3,566

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

CSMC Trust
3.700% due 06/26/2037 ~		669	654
3.738% due 05/27/2037 ~		2,507	1,632
3.850% due 09/25/2057 ~		394	377
3.904% due 04/28/2037 ~		517	493
CSWF Corp.
4.807% due 06/15/2034 •		463	462
DC Commercial Mortgage Trust
6.314% due 09/12/2040		1,200	1,220
GS Mortgage-Backed Securities Trust
0.000% due 11/25/2055 ~		8	8
5.198% due 11/25/2055 ~		15,108	15,152
5.520% due 11/25/2055 ~		20,981	20,987
5.599% due 11/25/2055 ~		14,467	14,416
GSR Mortgage Loan Trust
4.203% due 08/25/2046 •		19,296	3,604
HarborView Mortgage Loan Trust
4.164% due 12/19/2036 •		2,068	1,874
4.237% due 06/19/2036 ~		553	204
4.254% due 01/19/2036 •		1,505	957
Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	9,600	12,736
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037	$	61	39
IndyMac INDX Mortgage Loan Trust
4.243% due 07/25/2035 •		4,516	4,276
JP Morgan Alternative Loan Trust
4.422% due 05/25/2037 ~		451	390
6.810% due 08/25/2036 þ		398	393
JP Morgan Chase Commercial Mortgage Securities Trust
4.472% due 04/15/2037 •		2,818	2,796
Lehman Mortgage Trust
6.000% due 07/25/2037		4	4
Merrill Lynch Mortgage Investors Trust
6.197% due 05/25/2033 ~		2	2
Morgan Stanley Capital I Trust
4.690% due 12/15/2036 •		2,341	1,369
4.909% due 12/15/2038 •		6,700	6,509
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~		339	89
Morgan Stanley Re-REMICS Trust
5.500% due 01/26/2037 ~		1	1
MortgageIT Mortgage Loan Trust
4.163% due 04/25/2036 •		2,700	1,984
New Century Alternative Mortgage Loan Trust
6.667% due 07/25/2036 þ		829	155
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		14,824	14,334
2.750% due 11/25/2059 ~		10,371	9,954
4.500% due 05/25/2058 ~		4,266	4,128
One New York Plaza Trust
4.690% due 01/15/2036 •		2,265	2,208
PMT Loan Trust
4.978% due 08/25/2056 •		632	634
5.306% due 06/25/2057 •		4,300	4,311
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	185,600	128,080
5.713% due 12/30/2057 «(b)		6,200	4,283
5.863% due 12/30/2057 «(b)		4,300	2,970
6.163% due 12/30/2057 «(b)		2,300	1,589
6.563% due 12/30/2057 «(b)		1,700	1,174
RALI Trust
4.123% due 05/25/2036 •	$	615	567
4.143% due 08/25/2036 •		325	337
4.183% due 04/25/2046 •		6,124	1,482
4.655% due 10/25/2037 ~		3,065	2,422
4.967% due 01/25/2036 ~		865	575
5.010% due 07/25/2035 ~		81	74
Stripe 3Y Global Holdings, Inc.
4.880% due 03/26/2029 «(m)		13,000	12,799
Stripe Global Holdings, Inc.
5.170% due 03/26/2031 «(m)		13,000	12,707
Structured Adjustable Rate Mortgage Loan Trust
3.770% due 05/25/2036 ~		761	415
4.063% due 08/25/2036 •		457	363
TBW Mortgage-Backed Trust
6.280% due 01/25/2037 þ		6,495	1,165
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~		1,161	1,144
4.763% due 05/25/2058 •		368	374
WaMu Mortgage Pass-Through Certificates Trust
4.590% due 07/25/2037 ~		231	212
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.584% due 11/25/2046 •		731	642
6.000% due 07/25/2036		158	114

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	82	72

Total Non-Agency Mortgage-Backed Securities (Cost $377,525)		370,341

ASSET-BACKED SECURITIES 3.3%
CMBS OTHER 0.3%
ACREC LLC
4.950% due 07/18/2043 •	3,500	3,500
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •	7,700	7,710
BRSP Ltd.
5.089% due 08/19/2043 •	8,300	8,315
FS Rialto Issuer LLC
5.089% due 01/19/2044 •	9,600	9,630
MF1 Ltd.
4.989% due 02/19/2037 •	4,309	4,311

		33,466

HOME EQUITY OTHER 1.2%
ABFC Trust
4.023% due 01/25/2037 •	3,159	2,266
Accredited Mortgage Loan Trust
4.023% due 09/25/2036 •	128	128
ACE Securities Corp. Home Equity Loan Trust
4.083% due 08/25/2036 •	1,489	337
4.163% due 12/25/2036 •	4,762	1,216
4.708% due 05/25/2035 •	5,242	4,895
Argent Securities Trust
3.873% due 09/25/2036 •	1,529	485
4.303% due 05/25/2036 •	1,220	287
4.323% due 04/25/2036 •	5,999	1,813
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.523% due 02/25/2036 •	1,835	1,499
Bear Stearns Asset-Backed Securities I Trust
4.223% due 11/25/2036 •	6,743	6,446
C-BASS Trust
4.063% due 11/25/2036 •	1,002	462
Carrington Mortgage Loan Trust
4.013% due 10/25/2036 •	1,759	1,500
CIT Mortgage Loan Trust
5.263% due 10/25/2037 •	1,983	2,004
Citigroup Mortgage Loan Trust, Inc.
4.163% due 01/25/2037 •	8,103	3,435
4.283% due 03/25/2036 •	811	741
Countrywide Asset-Backed Certificates Trust
4.203% due 09/25/2047 •	158	166
4.223% due 05/25/2037 •	1,829	1,698
4.243% due 03/25/2036 •	800	742
4.503% due 08/25/2047 •	1,334	1,306
Ellington Loan Acquisition Trust
4.863% due 05/25/2037 •	1,685	1,647
Fremont Home Loan Trust
4.063% due 01/25/2037 •	1,260	572
4.103% due 02/25/2037 •	1,641	496
GSAA Home Equity Trust
4.063% due 07/25/2036 •	49,449	8,696
4.083% due 05/25/2036 •	32,606	6,601
4.184% due 03/25/2036 ~	1,007	380
4.273% due 01/25/2036 •	5,660	5,051
GSAMP Trust
3.923% due 01/25/2037 •	2,400	1,476
4.043% due 09/25/2036 •	64,870	21,640
4.103% due 01/25/2037 •	2,876	2,832
Home Equity Loan Trust
4.103% due 04/25/2037 •	3,100	2,767
Home Equity Mortgage Loan Asset-Backed Trust
4.513% due 10/25/2035 •	668	665
JP Morgan Mortgage Acquisition Trust
3.945% due 07/25/2036 •	8,826	8,439
6.080% due 08/25/2036 þ	1,164	672
Long Beach Mortgage Loan Trust
4.083% due 09/25/2036 •	12,285	2,939
4.123% due 03/25/2046 •	3,547	3,131
4.243% due 09/25/2036 •	3,886	932
MASTR Asset-Backed Securities Trust
4.243% due 03/25/2036 •	1,895	1,101
4.483% due 12/25/2034 •	5,806	5,510
4.513% due 10/25/2035 •	842	867
Merrill Lynch Mortgage Investors Trust
3.799% due 02/25/2037 þ	10,159	1,161
4.283% due 03/25/2037 •	4,207	3,972
4.513% due 09/25/2035 •	571	563
4.663% due 02/25/2047 •	4,066	2,336

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Morgan Stanley ABS Capital I, Inc. Trust
3.903% due 10/25/2036 •	882	382
3.913% due 11/25/2036 •	1,224	682
3.913% due 12/25/2036 •	595	297
3.913% due 02/25/2037 •	3,323	1,452
3.943% due 02/25/2037 •	10,534	3,271
3.963% due 02/25/2037 •	436	191
3.983% due 10/25/2036 •	964	418
3.993% due 02/25/2037 •	4,014	1,246
4.263% due 08/25/2036 •	5,250	2,587
4.383% due 12/25/2035 •	106	105
5.013% due 07/25/2037 •	2,053	1,849
Morgan Stanley Home Equity Loan Trust
3.863% due 04/25/2037 •	188	96
4.113% due 04/25/2037 •	896	456
New Century Home Equity Loan Trust
4.083% due 08/25/2036 •	2,977	2,934
4.468% due 02/25/2036 •	6,100	5,420
NovaStar Mortgage Funding Trust
4.063% due 03/25/2037 •	967	296
4.183% due 01/25/2037 •	3,970	1,279
4.263% due 10/25/2036 •	1,007	468
Option One Mortgage Loan Trust
4.043% due 01/25/2037 •	3,275	1,904
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.498% due 08/25/2035 •	1,539	1,544
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 þ	9,985	3,740
Residential Asset Mortgage Products Trust
4.148% due 12/25/2035 •	6,106	5,151
Structured Asset Securities Corp. Mortgage Loan Trust
4.263% due 11/25/2037 •	8,000	7,536

		159,176

WHOLE LOAN COLLATERAL 0.0%
Bear Stearns Asset-Backed Securities I Trust
4.113% due 12/25/2035 •	202	93
4.763% due 08/25/2035 •	71	40
Securitized Asset-Backed Receivables LLC Trust
4.263% due 03/25/2036 •	1,085	689
Specialty Underwriting & Residential Finance Trust
3.767% due 02/25/2037 þ	1,309	412
4.063% due 06/25/2037 •	457	277
4.303% due 04/25/2037 •	672	497

		2,008

OTHER ABS 1.8%
37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •	5,400	5,406
AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	1,020	1,007
AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •	1,000	1,000
Apidos CLO XI
4.920% due 04/17/2034 •	3,400	3,404
ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •	4,100	4,105
Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •	1,842	1,843
Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •	3,100	3,102
Barings Private Credit Corp. CLO
5.126% due 05/22/2034 •	4,100	4,103
Blackrock DLF CLO LLC
5.253% due 07/25/2034 •	2,600	2,600
BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •	1,500	1,501
Castlelake Aircraft Structured Trust
5.073% due 03/15/2051	5,875	5,782
CQS U.S. CLO Ltd.
4.875% due 01/20/2035 •	1,800	1,802
Dryden 86 CLO Ltd.
4.810% due 07/17/2034 •	500	501
Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •	4,300	4,302
ECAF I Ltd.
3.473% due 06/15/2040	68	61
4.947% due 06/15/2040	1,476	1,387
Elevation CLO Ltd.
4.797% due 07/25/2034 •	2,900	2,903
Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •	940	941

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

GoldenTree Loan Management U.S. CLO 8 Ltd.
4.825% due 10/20/2034 •		1,000	1,001
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •		3,600	3,603
Greywolf CLO III Ltd.
4.894% due 04/22/2033 •		2,952	2,954
ICG U.S. CLO Ltd.
4.670% due 01/16/2033 •		274	274
4.825% due 10/20/2034 •		3,000	3,003
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •		3,300	3,304
Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •		10,500	10,512
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		2,908	3,111
MAST Ltd.
5.134% due 02/15/2051		5,857	5,748
METAL LLC
4.581% due 10/15/2042		5,800	4,122
Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •		1,100	1,101
Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •		692	693
Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •		3,000	3,002
Pikes Peak CLO 2
4.895% due 10/11/2034 •		3,215	3,219
Pikes Peak CLO 4
4.883% due 07/15/2034 •		2,000	2,002
Rockford Tower CLO Ltd.
4.875% due 07/20/2035 •		1,800	1,802
SMB Private Education Loan Trust
0.000% due 11/16/2054 «(f)		3	15
0.000% due 03/15/2055 «(f)		3	40
4.780% due 03/15/2055		2,400	2,337
4.793% due 11/16/2054 •		6,525	6,530
4.793% due 03/15/2055 •		4,935	4,952
4.960% due 03/15/2055		44,777	44,663
5.090% due 11/16/2054		47,850	47,513
5.100% due 03/15/2055		2,400	2,377
5.260% due 03/15/2055		4,700	4,394
5.600% due 11/16/2054		2,959	2,951
6.030% due 11/16/2054		592	587
6.800% due 11/16/2054		4,733	4,735
Sound Point CLO XXIII
5.105% due 07/15/2034 •		4,000	4,006
Sound Point CLO XXVIII Ltd.
4.947% due 01/25/2032 •		2,719	2,721
Start II Ltd.
4.089% due 03/15/2044		1,009	1,013
Sunnova Sol IV Issuer LLC
2.790% due 02/22/2049		3,817	3,179
Symphony CLO XXII Ltd.
4.855% due 04/18/2033 •		1,896	1,897
Trysail CLO Ltd.
4.914% due 10/20/2033 •		1,000	1,002
Venture 36 CLO Ltd.
5.067% due 04/20/2032 •		1,105	1,106
Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •		4,210	4,208
Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •		1,500	1,502
Wind River CLO Ltd.
4.785% due 07/20/2034 •		3,500	3,503

			240,432

Total Asset-Backed Securities (Cost $507,705)			435,082

SOVEREIGN ISSUES 7.1%
Abu Dhabi Government International Bonds
3.125% due 04/16/2030		12,600	11,978
4.625% due 04/20/2033		7,500	7,476
4.875% due 04/30/2029		16,600	16,724
Australia Government Bonds
1.000% due 11/21/2031	AUD	7,850	4,552
Brazil Government International Bonds
4.000% due 04/23/2030	EUR	19,000	21,788
4.875% due 04/23/2033		6,600	7,575
7.125% due 05/13/2054	$	3,800	3,829
7.250% due 01/12/2056		5,492	5,529
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (f)	BRL	29,617	5,549
0.000% due 04/01/2027 (f)		17,891	3,149
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2060		64,459	10,211

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029	$	11,700	12,088
Colombia Government International Bonds
5.375% due 01/21/2029		7,600	7,586
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	2,900	3,535
Eagle Funding Luxco SARL
5.500% due 08/17/2030	$	32,700	32,873
Export-Import Bank of India
3.250% due 01/15/2030		6,000	5,692
Indonesia Government International Bonds
4.100% due 03/04/2034	EUR	5,900	6,626
Israel Government International Bonds
5.375% due 02/19/2030	$	12,600	12,778
5.500% due 03/12/2034		21,100	21,419
5.750% due 03/12/2054		8,000	7,660
Italy Buoni Poliennali Del Tesoro
1.100% due 08/15/2031 (i)	EUR	4,945	5,646
1.250% due 09/15/2032 (i)		5,130	5,896
2.850% due 02/01/2031		11,500	13,068
Japan Government Thirty Year Bonds
2.100% due 09/20/2054	JPY	364,700	1,548
2.300% due 12/20/2054		156,300	696
2.400% due 03/20/2055		1,103,000	5,027
3.200% due 09/20/2055		8,260,000	44,604
3.700% due 03/20/2056		2,084,450	12,390
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		5,480,000	26,727
2.400% due 03/20/2045		2,867,300	14,877
2.700% due 09/20/2045		286,550	1,549
Kuwait International Government Bonds
3.500% due 03/20/2027	$	14,500	14,425
4.804% due 04/20/2033		13,200	13,178
Mexico Government International Bonds
3.771% due 05/24/2061		3,350	2,017
4.500% due 03/19/2034	EUR	2,000	2,280
4.750% due 03/22/2031	$	10,700	10,449
5.625% due 02/09/2034		4,000	3,941
5.625% due 09/22/2035		13,300	12,948
6.250% due 08/27/2037		13,100	13,117
6.625% due 01/29/2038		4,718	4,841
New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	6,300	3,440
2.000% due 03/08/2033		2,700	1,557
3.500% due 11/20/2037		11,900	6,874
4.750% due 02/20/2037 (k)		3,000	1,970
Peru Government International Bonds
5.400% due 08/12/2034	PEN	110,200	31,506
6.150% due 08/12/2032		82,504	26,141
6.900% due 08/12/2037		3,700	1,109
6.950% due 08/12/2031		83,280	27,715
7.300% due 08/12/2033		51,600	17,040
Qatar Government International Bonds
4.400% due 04/16/2050	$	5,300	4,559
4.800% due 04/08/2033		29,600	29,759
Queensland Treasury Corp.
1.500% due 08/20/2032 (k)	AUD	21,000	11,957
Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	51,200	3,114
8.875% due 02/28/2035 (k)(o)		1,974,210	124,906
9.000% due 01/31/2040 (k)		12,200	753
Republic of South Africa Government International Bonds
7.100% due 11/19/2036	$	2,800	3,008
Romania Government International Bonds
1.750% due 07/13/2030	EUR	5,700	5,917
2.125% due 03/07/2028		5,000	5,603
2.875% due 04/13/2042		2,300	1,779
3.750% due 02/07/2034 (k)		500	517
5.250% due 03/10/2030 (k)		140	166
5.250% due 05/30/2032		9,200	10,733
5.375% due 03/22/2031		7,450	8,826
Saudi Government International Bonds
2.250% due 02/02/2033	$	14,100	11,997
4.125% due 01/12/2029		45,000	44,359
4.750% due 01/16/2030		21,700	21,671
5.000% due 01/18/2053		13,700	11,835
5.125% due 01/13/2028		26,600	26,787
5.375% due 01/13/2031		6,000	6,127
Treasury Corp. of Victoria
2.000% due 11/20/2037 (k)	AUD	30,600	14,872
U.K. Gilts
4.375% due 07/31/2054 (k)	GBP	38,978	43,458
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)	$	165	119
0.000% due 02/01/2034 þ(h)		618	351
0.000% due 02/01/2035 þ(h)		522	315

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

0.000% due 02/01/2036 þ(h)		435	262
4.500% due 02/01/2029 þ		2,120	1,789
4.500% due 02/01/2034 þ		909	641
Western Australian Treasury Corp.
5.750% due 10/24/2039	AUD	1,900	1,346

Total Sovereign Issues (Cost $924,795)			932,719

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV «(e)		441,790	0

FINANCIALS 0.0%
Stichting Administratiekantoor (e)		11,933	0

INDUSTRIALS 0.0%
Drillco Holdings Luxembourg SA «(m)		184,946	4,239
Foresea Holdings SA «		97	2
Westmoreland Mining Holdings «(e)(m)		47,724	31
Westmoreland Mining LLC «(e)(m)		83,763	220

			4,492

MATERIALS 0.0%
Petra Diamonds Ltd. (e)		1,042,150	116

REAL ESTATE 0.0%
Kaisa Group Holdings Ltd.		29,415,707	176
MNSN Holdings, Inc. (e)(m)		9,896	831

			1,007

Total Common Stocks (Cost $9,571)			5,615

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 «(m)		3	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500%		7,750	8,967

Total Convertible Preferred Securities (Cost $5,523)			8,967

PREFERRED SECURITIES 3.0%
BANKING & FINANCE 2.9%
American AgCredit Corp.
8.680% due 09/15/2026 (j)		14,000,000	14,213
Banco Santander SA
8.000% due 02/01/2034 (j)(k)		7,800,000	8,420
Bank of America Corp.
5.875% due 03/15/2028 (j)(k)		58,483,000	59,064
Bank of New York Mellon Corp.
4.625% due 09/20/2026 (j)		775,000	775
Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(j)		8,000,000	6,882
CaixaBank SA
5.875% due 10/09/2027 (j)(k)		2,000,000	2,341
8.250% due 03/13/2029 (j)(k)		3,000,000	3,781
Capital Farm Credit ACA
8.393% due 09/15/2026 (j)		35,500,000	35,284
Charles Schwab Corp.
4.000% due 12/01/2030 (j)		19,700,000	18,493
Citigroup, Inc.
6.875% due 12/31/2099		8,750,000	8,959
6.950% due 02/15/2030 (j)		17,225,000	17,619
CoBank ACB
4.250% due 01/01/2027 (j)		7,900,000	7,810
6.250% due 10/01/2026 (j)		9,300,000	9,316
6.450% due 10/01/2027 (j)		5,000,000	5,023
7.125% due 01/01/2030 (j)		5,000,000	5,083

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Cooperatieve Rabobank UA
6.500% due 12/31/2099 þ(j)(k)		12,627,500	16,299
Encina Private Credit LLC «		3,793	0
Farm Credit Bank of Texas
6.200% due 06/15/2028 (j)		3,000,000	2,882
7.000% due 09/15/2030 (j)		5,000,000	5,108
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 (j)		9,000,000	8,988
6.850% due 02/10/2030 (j)		15,500,000	15,950
JPMorgan Chase & Co.
4.625% due 09/01/2026 (j)		327,000	6,121
6.470% due 10/01/2026 (j)		32,000,000	32,101
6.500% due 04/01/2030 (j)		15,100,000	15,468
6.875% due 06/01/2029 (j)		2,000,000	2,098
Morgan Stanley
5.875% due 09/15/2026 (j)		3,000,000	2,971
6.500% due 10/15/2027 (j)		389,400	9,809
6.625% due 10/15/2029 (j)		92,000	2,337
7.086% due 09/15/2026 (j)		10,280,000	10,325
Nationwide Building Society
10.250% due 12/31/2099 (j)		8,561	1,464
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 (j)		5,300,000	5,277
6.250% due 03/15/2030 (j)		2,900,000	2,971
State Street Corp.
6.700% due 03/15/2029 (j)		8,500,000	8,793
U.S. Bancorp
5.300% due 04/15/2027 (j)(k)		5,045,000	5,044
Wells Fargo & Co.
4.250% due 09/15/2026 (j)		678,800	11,377
6.850% due 09/15/2029 (j)		12,000,000	12,467
7.625% due 09/15/2028 (j)		5,800,000	6,101

			387,014

INDUSTRIALS 0.1%
Land O’ Lakes, Inc.
7.000% due 09/18/2028 (j)		4,600,000	4,063
SVB Financial Trust
0.000% due 11/07/2032 (f)		400,000	40
11.000% due 11/07/2032		11,280	5,189

			9,292

Total Preferred Securities (Cost $417,519)			396,306

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (l)		2,695,705	2,696

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (n) 0.6%			76,358

U.S. TREASURY BILLS 0.0%
3.684% due 08/06/2026 (f)(g)	$	273	272

Total Short-Term Instruments (Cost $78,818)			79,326

Total Investments in Securities (Cost $16,486,419)			15,971,190

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		40,287	392

Total Short-Term Instruments (Cost $392)			392

Total Investments in Affiliates (Cost $392)			392

Total Investments 120.9% (Cost $16,486,811)			$15,971,582
Financial Derivative Instruments (p)(r) 0.5%(Cost or Premiums, net $171,359)			60,551
Other Assets and Liabilities, net (21.4)%			(2,818,632)

Net Assets 100.0%			$13,213,501

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

.

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Security becomes interest bearing at a future date.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	Coupon represents a 7-Day Yield.

(m)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Chick-fil-A, Inc. 4.580% due 07/21/2028	04/23/2026	$2,700	$2,686	0.02%
Chick-fil-A, Inc. 4.600% due 07/21/2029	04/23/2026	1,200	1,190	0.01
Constellation Oil Services Holding SA- Exp. 06/10/2071	06/10/2022	0	0	0.00
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033	01/16/2025	4,626	4,700	0.04
Credit Opportunities Partners LLC 6.520% due 03/20/2028	02/20/2025	3,200	3,196	0.02
Credit Opportunities Partners LLC 6.740% due 03/20/2030	02/20/2025	3,800	3,786	0.03
Dorchester LLC 4.610% due 01/04/2027	12/10/2025	6,198	6,056	0.04
Drillco Holdings Luxembourg SA	06/08/2023	3,699	4,239	0.03
Flourish Century Holdings Ltd. 0.000% due 02/04/2049	02/02/2026	0	0	0.00
Goldman Sachs Group, Inc. 2.013% due 02/28/2029	04/06/2026	7,696	7,592	0.06
Grifols SA 7.500% due 05/01/2030	06/25/2025 - 08/20/2025	5,949	5,864	0.04
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	3,900	3,891	0.03
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	3,900	3,883	0.03
Hardwood Funding LLC 5.160% due 06/07/2032	03/11/2025	3,900	3,897	0.03
MNSN Holdings, Inc.	04/19/2022 - 04/26/2022	193	831	0.01
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	14,330	11,790	0.09
National Football League 5.250% due 10/05/2034	06/27/2025	19,400	19,270	0.15
National Football League 5.420% due 10/05/2037	06/27/2025	6,900	6,875	0.05
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	6,358	0.05
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028	11/18/2025	10,000	9,836	0.07
Stripe 3Y Global Holdings, Inc. 4.880% due 03/26/2029	02/25/2026	13,000	12,799	0.10
Stripe Global Holdings, Inc. 5.170% due 03/26/2031	02/25/2026	13,000	12,707	0.10
Westmoreland Mining Holdings	12/08/2014	1,393	31	0.00
Westmoreland Mining LLC	06/30/2023 - 05/14/2026	390	220	0.00

		$135,374	$131,697	1.00%

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

BORROWINGS	AND OTHER FINANCING TRANSACTIONS

(n)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date			Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	7.050%	06/11/2026	07/01/2026		ZAR	623,907	Republic of South Africa Government Bonds 8.750% due 02/28/2048	$(39,547)	$38,090	$38,239
	7.050	07/01/2026	TBD	(2)		626,825	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(39,547)	38,268	38,268

Total Repurchase Agreements								$(79,094)	$76,358	$76,507

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BOS	3.500%	06/24/2026	09/08/2026		$(20,623)	$(20,637)
	3.550	06/24/2026	09/08/2026		(6,776)	(6,781)
BRC	2.500	03/13/2026	TBD	(4)	(1,131)	(1,512)
	2.650	06/01/2026	TBD	(4)	(3,630)	(4,825)
	3.000	02/04/2026	TBD	(4)	(1,230)	(1,245)
	3.000	06/01/2026	TBD	(4)	(1,375)	(1,828)
	3.000	06/02/2026	TBD	(4)	(2,965)	(3,942)
	3.250	03/27/2026	TBD	(4)	(1,858)	(2,485)
	3.550	12/12/2025	TBD	(4)	(9,880)	(10,076)
	6.950	06/11/2026	07/01/2026		(623,907)	(38,234)
	6.950	07/01/2026	TBD	(4)	(626,825)	(38,268)
DEU	3.710	06/04/2026	07/02/2026		(3,969)	(3,980)
	3.730	06/29/2026	07/06/2026		(2,509)	(2,510)
	3.750	06/30/2026	07/07/2026		(2,962)	(2,963)
IND	3.730	06/23/2026	07/21/2026		(148,300)	(148,423)
JML	3.100	04/02/2026	TBD	(4)	(3,364)	(3,390)
JPS	3.520	06/17/2026	07/31/2026		(4,876)	(4,883)
	3.760	06/30/2026	07/01/2026		(3,353)	(3,354)
	3.760	06/30/2026	07/07/2026		(6,465)	(6,466)
MEI	2.000	06/24/2026	09/08/2026		(4,300)	(4,302)
MSC	2.000	06/22/2026	07/31/2026		(6,006)	(6,009)
NOM	2.500	12/12/2025	TBD	(4)	(191)	(194)
	3.500	12/12/2025	TBD	(4)	(10,106)	(10,303)
	3.720	06/11/2026	07/09/2026		(40,768)	(40,852)
SCX	3.650	06/10/2026	07/01/2026		(6,987)	(7,002)
SGY	3.720	06/22/2026	07/20/2026		(103,979)	(104,075)
STR	3.730	07/01/2026	07/02/2026		(510,130)	(510,130)
	3.740	06/30/2026	07/01/2026		(506,366)	(506,419)

Total Reverse Repurchase Agreements						$(1,495,088)

(o)	Securities with an aggregate market value of $948,327 and cash of $284 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(711,104) at a weighted average interest rate of 3.790%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	$109.250	07/24/2026	91	$91	$(22)	$(23)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	91	91	(16)	(15)

					$(38)	$(38)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	148	$148	$(26)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	315	315	(56)	(1)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	148	148	(27)	(7)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	315	315	(57)	(6)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	156	156	(44)	(12)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	352	352	(103)	(46)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	689	689	(168)	(68)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	145	145	(22)	(12)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Call-CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	145	145	(22)	(4)
Put-CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	187	187	(45)	(21)
Put-CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	182	182	(28)	(41)
Call-CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	187	187	(41)	(39)
Call-CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	182	182	(34)	(10)
Put-CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	181	181	(42)	(68)

					$(715)	$(335)

Total Written Options					$(753)	$(373)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	8,649	$950,444	$8,986	$0	$(2,568)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	13,090	2,698,279	(1,376)	0	(1,534)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	1,663	178,019	(139)	0	(312)
Eurex 10 Year Euro BUND Futures	09/2026	223	32,446	326	0	(33)
Eurex 5 Year Euro BOBL Futures	09/2026	67	8,833	43	0	(6)
Long Gilt Futures	09/2026	1,702	201,402	4,832	293	(1,016)
Three-Month SOFR Futures	03/2027	2,619	628,298	(1,277)	0	(196)
Three-Month SOFR Futures	12/2027	574	137,796	(100)	0	(57)
Three-Month SOFR Futures	03/2028	2,407	578,342	(181)	0	(211)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	432	48,587	703	0	(169)
Ultra U.S. Treasury Bond Futures	09/2026	6,290	730,623	21,202	0	(4,717)

				$33,019	$293	$(10,819)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	109	$(9,308)	$(141)	$0	$0
SFE 10 Year Australian Bond Futures	09/2026	740	(56,264)	(190)	80	(59)

				$(331)	$80	$(59)

Total Futures Contracts				$32,688	$373	$(10,878)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Ford Motor Co.	(5.000)%	Quarterly	06/20/2030	1.129%	$18,100	$(2,698)	$147	$(2,551)	$0	$0
General Motors Co.	(5.000)	Quarterly	06/20/2030	0.781	26,100	(4,468)	420	(4,048)	0	(2)

						$(7,166)	$567	$(6,599)	$0	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.517%	$	5,000	$644	$(108)	$536	$0	$(2)
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.160		3,900	38	(21)	17	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.234		10,500	169	(50)	119	0	(2)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		15,000	234	(57)	177	0	(3)
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.238		24,400	316	(222)	94	1	0
Barclays PLC	1.000	Quarterly	12/20/2030	0.590	EUR	6,400	123	5	128	1	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.120	$	2,200	23	(13)	10	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	0.708	EUR	14,000	3,519	(311)	3,208	2	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.071	$	4,800	51	(29)	22	0	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.209		2,900	163	(94)	69	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Lloyds Banking Group PLC	1.000	Quarterly	12/20/2030	0.511	EUR	11,400	269	4	273	0	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.527	$	12,800	1,649	(219)	1,430	3	0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.052		2,200	24	(14)	10	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.423		17,500	349	(610)	(261)	2	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.264		3,800	467	(119)	348	0	(1)
Tesco PLC	1.000	Quarterly	12/20/2027	0.171	EUR	5,350	112	(36)	76	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	0.199		4,100	98	(24)	74	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.233	$	6,200	53	(29)	24	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.337		400	6	(2)	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.360		8,300	134	(31)	103	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.413		2,000	36	(8)	28	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.379	EUR	8,900	123	2	125	0	(1)
Électricité de France SA	1.000	Quarterly	06/20/2030	0.439		15,700	272	115	387	0	(6)

							$8,872	$(1,871)	$7,001	$9	$(19)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-44 5-Year Index	(5.000)%	Quarterly	06/20/2030	$	13,426	$(1,085)	$(55)	$(1,140)	$8	$0
CDX.HY-45 5-Year Index	(5.000)	Quarterly	12/20/2030		57,428	(4,488)	(259)	(4,747)	30	0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030		2,796,080	(53,215)	(8,171)	(61,386)	0	0

						$(58,788)	$(8,485)	$(67,273)	$38	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030		$3,986,900	$88,472	$(942)	$87,530	$296	$(422)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		3,382,145	61,954	13,142	75,096	0	(418)
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	64,378	1,702	(33)	1,669	15	0
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031		229,225	4,999	940	5,939	61	0

						$157,127	$13,107	$170,234	$372	$(840)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	72,580	$(1,486)	$(881)	$(2,367)	$0	$(99)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		140,100	5,430	8	5,438	368	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		11,200	44	580	624	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$	505,900	(7,618)	10,430	2,812	858	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		16,800	(322)	360	38	30	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		343,320	1,548	6,109	7,657	725	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		157,360	(108)	(392)	(500)	362	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		84,400	(257)	1,785	1,528	211	0
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		5,400	0	113	113	19	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		46,300	(1,343)	1,237	(106)	198	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		13,800	30	373	403	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		15,300	70	412	482	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		17,500	137	469	606	75	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		10,900	(286)	283	(3)	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		18,400	(415)	474	59	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		208,501	532	3,852	4,384	985	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		8,600	88	227	315	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		7,300	0	192	192	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		15,200	0	304	304	75	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		244,970	(564)	820	256	1,222	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		17,600	(35)	401	366	87	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		17,300	(36)	357	321	86	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		22,100	(656)	657	1	111	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		75,600	2,245	(578)	1,667	384	0
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		2,700	0	58	58	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		6,600	0	231	231	70	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		3,400	0	112	112	36	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		3,400	0	109	109	36	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		3,000	0	64	64	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		67,400	5,586	2,279	7,865	683	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		4,200	235	150	385	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		25,600	758	925	1,683	271	0
Receive	1-Day USD-SOFR Compounded-OIS	3.848	Annual	02/15/2055		233,200	10,412	3,267	13,679	2,481	0
Receive	1-Day USD-SOFR Compounded-OIS	3.915	Annual	02/15/2055		19,400	208	709	917	208	0
Receive	1-Day USD-SOFR Compounded-OIS	3.943	Annual	02/15/2055		18,000	108	660	768	194	0
Receive	1-Day USD-SOFR Compounded-OIS	3.945	Annual	02/15/2055		18,800	106	689	795	202	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		3,600	0	83	83	40	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		3,600	0	78	78	40	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		199,800	4,777	1,710	6,487	2,185	0
Pay	1-Year BRL-CDI	13.359	Maturity	01/02/2029	BRL	461,900	(42)	(1,723)	(1,765)	193	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		649,700	(39)	(2,416)	(2,455)	272	0
Pay	1-Year BRL-CDI	13.657	Maturity	01/02/2031		200,200	(77)	(275)	(352)	112	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		81,400	(65)	(67)	(132)	46	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		1,850	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		15,700	0	(9)	(9)	9	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	444,100	5,186	(9,231)	(4,045)	0	(115)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035		114,700	(1,846)	(3,047)	(4,893)	0	(25)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	26,700	(719)	117	(602)	0	(7)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		69,200	(1,426)	150	(1,276)	0	(14)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		31,400	(655)	65	(590)	0	(7)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		170,940	(399)	(1,860)	(2,259)	0	(143)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		51,200	(1,414)	491	(923)	0	(67)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		32,440	21,302	36	21,338	39	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056	112,040	1,732	296	2,028	146	0

						$40,726	$21,240	$61,966	$13,553	$(477)

Total Swap Agreements						$140,771	$24,558	$165,329	$13,972	$(1,338)

(q)

Securities with an aggregate market value of $390,330 and cash of $24,819 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(r)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	20,753	$	14,840	$ 472	$ 0
	07/2026	CNH	7,666		1,135	6	0
	07/2026	NZD	47,512		28,060	1,075	0
	07/2026	SGD	4		3	0	0
	07/2026	$	1,944	CAD	2,763	4	0
	07/2026		30,270	NZD	53,584	163	0
	08/2026	CAD	2,759	$	1,944	0	(5)
	08/2026	NZD	53,584		30,304	0	(163)
BOA	07/2026	BRL	1,200		230	0	(2)
	07/2026	CHF	18,396		22,805	37	0
	07/2026	GBP	3,208		4,284	30	0
	07/2026	ILS	8		3	0	0
	07/2026	INR	8,035		85	0	0
	07/2026	JPY	89,493		563	12	0
	07/2026	NOK	26,070		2,636	2	0
	07/2026	SGD	94		74	1	0
	07/2026	$	232	BRL	1,200	1	0
	07/2026		6,366	CNH	43,047	0	(27)
	07/2026		2,829	GBP	2,102	0	(41)
	07/2026		437	KRW	665,562	0	(7)
	07/2026		4,412	NOK	40,989	0	(271)
	07/2026		906	PLN	3,420	3	0
	08/2026	ILS	6,481	$	2,179	0	(2)
	08/2026	PEN	52,187		15,175	0	(58)
	08/2026	$	1,511	INR	143,299	0	(1)
	08/2026		6	SGD	8	0	0
	09/2026	MXN	19,610	$	1,106	0	(8)
	09/2026	$	1,327	INR	126,098	0	(2)
	10/2026	BRL	1,200	$	220	0	(8)
BPS	07/2026		220,012		43,011	589	(197)
	07/2026	CAD	36,126		25,510	38	0
	07/2026	CHF	5,395		6,858	181	0
	07/2026	CNH	108,405		16,020	56	0
	07/2026	EUR	13,504		15,322	0	(107)
	07/2026	IDR	825,837,986		46,062	20	(53)
	07/2026	ILS	15,252		5,175	47	0
	07/2026	INR	1,356,172		14,120	0	(207)
	07/2026	JPY	499,049		3,139	69	0
	07/2026	KRW	6,812,909		4,461	56	0
	07/2026	NOK	21,745		2,211	14	0
	07/2026	SGD	51,246		39,652	41	0
	07/2026	THB	206,870		6,298	78	(13)
	07/2026	$	4,463	AUD	6,476	21	0
	07/2026		42,663	BRL	220,012	22	(67)
	07/2026		9,332	EUR	8,209	52	(4)
	07/2026		24,885	GBP	18,732	35	(72)
	07/2026		22,602	IDR	403,997,980	17	(48)
	07/2026		70,176	INR	6,650,127	116	(119)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		4,394	JPY	710,700	0	(23)
	07/2026		11,986	KRW	18,401,729	0	(90)
	07/2026		344	KWD	105	0	(5)
	07/2026		1,256	NOK	11,930	0	(51)
	07/2026		231	PLN	868	0	0
	07/2026	ZAR	113,334	$	6,908	0	0
	08/2026	DKK	28,817		4,398	0	(14)
	08/2026	IDR	117,500,132		6,540	0	(4)
	08/2026	ILS	3,341		1,120	0	(4)
	08/2026	$	10,584	BRL	54,453	17	(134)
	08/2026		12,682	INR	1,203,629	8	0
	08/2026		15	NOK	144	0	0
	09/2026	IDR	80,659,323	$	4,441	0	(36)
	09/2026	THB	170,894		5,269	92	0
	09/2026	$	25,787	IDR	456,471,799	38	(488)
	09/2026		3,791	INR	360,182	0	(8)
	09/2026		1,041	THB	34,125	0	(8)
	10/2026	BRL	88,111	$	16,818	175	(56)
	12/2026	$	2,808	IDR	51,121,995	11	0
	04/2027	BRL	13,491	$	2,500	39	0
	06/2027	$	800	KWD	243	0	(11)
	05/2029	KWD	679	$	2,335	120	0
	07/2029		610		2,098	108	0
	06/2031		952		3,202	87	0
BRC	07/2026	ILS	19,003		6,420	32	0
	07/2026	JPY	368,569		2,280	13	0
	07/2026	NZD	69,012		40,813	1,617	0
	07/2026	$	75,538	TRY	3,587,874	661	0
	07/2026	ZAR	559,727	$	34,460	343	0
	08/2026	$	2,280	JPY	367,603	0	(13)
BSH	07/2026	BRL	400	$	77	0	0
	07/2026	JPY	2,644,546		16,633	368	0
	07/2026	$	80	BRL	400	0	(3)
	07/2026		51,138	NZD	90,510	267	0
	07/2026		1,228	PEN	4,189	0	(2)
	08/2026	NZD	90,510	$	51,196	0	(267)
	10/2026	BRL	17,100		3,157	0	(84)
	10/2026	PEN	4,208		1,228	1	0
	04/2027	BRL	400		76	3	0
CBK	07/2026	DKK	27,593		4,306	88	0
	07/2026	EUR	6,371		7,314	35	0
	07/2026	IDR	21,822,918		1,219	0	(1)
	07/2026	ILS	17,006		5,854	137	0
	07/2026	INR	918,693		9,737	32	0
	07/2026	NOK	23,120		2,492	157	0
	07/2026	PEN	83,713		24,651	182	(14)
	07/2026	SEK	1,967		213	10	0
	07/2026	$	6,925	EUR	5,941	0	(136)
	07/2026		1,202	GBP	896	0	(14)
	07/2026		7,820	IDR	140,310,293	18	0
	07/2026		9,481	INR	918,693	224	0
	07/2026		14,100	JPY	2,278,400	0	(88)
	07/2026		1,057	KRW	1,598,058	0	(24)
	07/2026		20,551	PEN	69,575	1	(204)
	07/2026		1,024	PLN	3,741	0	(29)
	08/2026	ILS	31,774	$	11,185	498	0
	08/2026	PEN	119,037		34,257	204	(706)
	08/2026	$	2,067	ILS	6,139	0	(2)
	08/2026		2,356	INR	223,640	2	0
	09/2026	IDR	294,653,884	$	16,322	0	(33)
	09/2026	INR	91,736		955	0	(9)
	09/2026	MXN	1,301		75	1	0
	09/2026	PEN	101,403		29,478	0	(98)
	09/2026	THB	242,282		7,313	0	(26)
	09/2026	$	5,346	IDR	95,342,347	0	(54)
	09/2026		15	INR	1,385	0	0
	09/2026		1,882	MXN	33,668	31	0
	10/2026	PEN	28,065	$	8,269	93	0
	12/2026		11,122		3,174	0	(59)
	12/2026	$	8,502	IDR	154,562,656	21	0
DUB	07/2026	IDR	18,801,070	$	1,051	1	0
	07/2026	INR	440,174		4,661	13	0
	07/2026	SGD	5		4	0	0
	07/2026	$	3,111	INR	300,040	56	0
	07/2026		1,236	NOK	11,488	0	(76)
	07/2026		1,023	PLN	3,794	0	(14)
	07/2026	ZAR	260,277	$	16,078	214	0
	08/2026	PEN	14,001		4,143	55	0
	09/2026	IDR	228,722,449		12,696	2	(1)
	09/2026	PEN	60		17	0	0
	09/2026	$	3,281	IDR	59,586,403	26	0
	09/2026		4,661	INR	443,157	0	(12)
	12/2026		2,564	IDR	46,462,751	0	(2)
FAR	07/2026	CNH	107,847	$	15,941	59	0
	07/2026	GBP	226,733		304,640	3,890	(1)
	07/2026	INR	414,096		4,389	14	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	SGD	153,406		120,245	1,671	0
	07/2026	$	58,971	CNH	401,121	97	0
	07/2026		15,401	EUR	13,504	28	0
	07/2026		4,339	INR	414,096	35	0
	07/2026		56,123	JPY	9,070,833	0	(336)
	07/2026		16,970	PLN	62,045	0	(476)
	07/2026		121	SEK	1,171	0	0
	07/2026	ZAR	370,790	$	22,468	0	(133)
	08/2026	CNH	400,240		58,971	0	(93)
	08/2026	EUR	13,504		15,422	0	(28)
	08/2026	ILS	28,613		9,994	371	0
	08/2026	JPY	8,503,747		52,695	259	0
	08/2026	SEK	1,169		121	0	0
	08/2026	$	971	GBP	734	3	0
	08/2026		16	SGD	21	0	0
	09/2026	PEN	14,372	$	4,246	54	0
	09/2026	$	2,120	INR	203,181	14	0
	09/2026		1,528	MXN	26,975	5	0
GLM	07/2026	BRL	251,884	$	48,530	0	(263)
	07/2026	IDR	135,307,078		7,559	0	(8)
	07/2026	KRW	3,002,385		1,944	5	0
	07/2026	$	47,880	BRL	251,884	1,278	(365)
	07/2026		186,888	CAD	265,942	626	0
	07/2026		7,546	IDR	135,307,078	21	0
	07/2026		1,944	KRW	3,001,957	0	(4)
	07/2026		18,752	PLN	69,931	0	(163)
	08/2026	CAD	265,564	$	186,888	0	(626)
	08/2026	$	117,370	BRL	599,786	0	(2,075)
	08/2026		3,007	INR	288,384	30	0
	09/2026	BRL	11,534	$	2,201	0	0
	09/2026	IDR	136,099,450		7,546	0	(8)
	09/2026	MXN	36,625		2,083	3	(1)
	09/2026	THB	534,446		16,561	372	0
	09/2026	$	13,822	BRL	71,147	0	(243)
	09/2026		15,317	IDR	275,042,321	36	(87)
	09/2026		12,156	INR	1,168,885	122	0
	09/2026		3,076	MXN	53,612	0	(30)
	10/2026		46,576	BRL	246,733	187	0
	04/2027	BRL	3,400	$	635	15	0
IND	07/2026	DKK	49,330		7,701	160	0
JPM	07/2026	AUD	89,826		64,037	1,846	0
	07/2026	BRL	3,200		592	0	(28)
	07/2026	CNH	41,746		6,160	13	0
	07/2026	EUR	192	JPY	35,502	0	(2)
	07/2026	ILS	48,419	$	16,216	0	(57)
	07/2026	INR	128,569		1,362	3	0
	07/2026	JPY	60,620	EUR	328	2	0
	07/2026	KRW	927,753	$	599	0	0
	07/2026	NOK	33,804		3,415	0	0
	07/2026	NZD	3,318		1,960	76	0
	07/2026	$	619	BRL	3,200	1	(1)
	07/2026		14	CHF	11	0	0
	07/2026		4,451	GBP	3,317	0	(51)
	07/2026		1,142	IDR	20,530,260	5	0
	07/2026		1,363	INR	128,569	0	(4)
	07/2026		900	KRW	1,382,519	0	(7)
	07/2026		3,542	NZD	6,280	25	0
	07/2026		36,662	PLN	133,660	3	(1,135)
	07/2026		4,154	THB	138,832	27	0
	08/2026	ILS	143,357	$	48,968	749	0
	08/2026	JPY	35,502	EUR	193	2	0
	08/2026	$	5,023	INR	476,884	5	0
	08/2026		3,415	NOK	33,819	0	0
	09/2026	IDR	21,339,837	$	1,181	1	(4)
	09/2026	MXN	40,510		2,295	3	(9)
	09/2026	THB	894,027		27,313	275	(42)
	09/2026	TWD	11,405		360	3	0
	09/2026	$	10,238	INR	976,129	10	(2)
	09/2026		45,960	MXN	802,667	0	(349)
	10/2026	BRL	2,200	$	401	0	(16)
	12/2026	$	106,800	MXN	1,877,783	0	(857)
	04/2027	BRL	600	$	110	0	0
MBC	07/2026	AUD	9,274		6,501	80	0
	07/2026	CHF	17,251		21,536	235	(49)
	07/2026	GBP	24,254		32,256	124	(41)
	07/2026	IDR	1,862,670		104	0	0
	07/2026	INR	441,913		4,680	13	0
	07/2026	JPY	2,462,513		15,493	348	0
	07/2026	NOK	11,139		1,124	0	(2)
	07/2026	NZD	40,733		23,345	211	0
	07/2026	$	49,844	AUD	71,770	141	(295)
	07/2026		15,233	DKK	99,849	31	0
	07/2026		8,121	EUR	7,023	0	(97)
	07/2026		6,594	GBP	4,928	5	(62)
	07/2026		104	IDR	1,862,670	0	0
	07/2026		7,215	INR	695,457	125	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		1,095	JPY	174,500	0	(21)
	07/2026		7,557	KRW	11,455,945	0	(151)
	07/2026		5,454	NOK	51,615	0	(240)
	07/2026		4,495	NZD	7,898	21	(30)
	07/2026		73	SEK	715	0	0
	08/2026	AUD	48,631	$	33,534	0	(116)
	08/2026	DKK	99,676		15,233	0	(31)
	08/2026	ILS	1,398		467	0	(3)
	08/2026	SEK	714		73	0	0
	08/2026	$	1,778	INR	168,907	3	0
	08/2026		415	NOK	4,130	2	0
	09/2026	MXN	4,940	$	280	0	0
	09/2026	THB	160,504		4,807	0	(55)
	09/2026	$	19,328	INR	1,849,069	99	(16)
MYI	07/2026		772	EUR	662	0	(16)
NGF	07/2026	IDR	125,243,054	$	6,997	0	(7)
	07/2026	$	7,024	IDR	125,243,054	0	(19)
	07/2026		7,296	INR	701,918	116	0
	07/2026		10,554	TRY	496,068	25	0
	09/2026	IDR	125,945,443	$	7,024	33	0
	09/2026	$	3,271	IDR	58,208,585	0	(40)
SCX	07/2026	EUR	1,848	JPY	340,392	0	(17)
	07/2026	INR	346,561	$	3,658	0	(2)
	07/2026	JPY	326,630	EUR	1,763	5	0
	07/2026		45,800	$	286	4	0
	07/2026	$	1,045	GBP	776	0	(16)
	07/2026		2,654	IDR	47,618,924	6	0
	07/2026		9,602	INR	920,395	117	0
	07/2026		2,730	JPY	433,800	0	(62)
	07/2026		16,496	KRW	23,594,396	0	(1,242)
	07/2026		1,302	NZD	2,303	6	0
	07/2026		589	PEN	2,016	1	0
	08/2026	JPY	340,392	EUR	1,850	18	0
	08/2026	$	7,476	INR	716,296	66	0
	09/2026	IDR	143,086,737	$	7,926	0	(16)
	09/2026	PEN	2,022		589	0	(1)
	09/2026	THB	241,509		7,438	129	(7)
	09/2026	$	8,340	IDR	149,712,834	17	(47)
	09/2026		3,658	INR	348,883	3	0
SOG	07/2026	CNH	178,482	$	26,384	101	0
	07/2026	DKK	51,790		8,064	147	0
	07/2026	EUR	465,768		543,336	11,151	0
	07/2026	GBP	294		389	0	(1)
	07/2026	JPY	6,416,686		40,390	926	0
	07/2026	$	28,709	AUD	41,607	98	0
	07/2026		75	CAD	103	0	(2)
	07/2026		101,309	CHF	81,961	128	0
	07/2026		512,220	EUR	450,304	2,297	0
	07/2026		158,090	SGD	204,766	183	0
	08/2026	AUD	41,607	$	28,691	0	(99)
	08/2026	CAD	2,228		1,571	0	(3)
	08/2026	CHF	81,667		101,309	0	(129)
	08/2026	EUR	450,304		512,915	0	(2,292)
	08/2026	SGD	204,304		158,090	0	(189)
	08/2026	$	389	GBP	294	1	0
SSB	07/2026	CAD	237,349	$	172,125	4,771	0
	07/2026	CHF	40,928		52,067	1,413	0
	07/2026	JPY	141,600		886	16	0
	07/2026	$	1,716	CAD	2,433	0	(1)
	07/2026		296,352	GBP	224,194	1,029	0
	08/2026	CAD	2,430	$	1,716	1	0
	08/2026	GBP	224,194		296,346	0	(1,029)
UAG	07/2026	EUR	21	JPY	3,912	0	0
	07/2026	$	1,041	PLN	3,804	0	(30)
	08/2026	JPY	11,357	EUR	62	0	0
	09/2026	MXN	15,292	$	872	3	0
	09/2026	THB	22,674		691	4	0
	09/2026	$	12	THB	386	0	0

Total Forward Foreign Currency Contracts						$ 46,016	$ (18,365)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	10,721	$	(38)	$	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	19,032		(42)		0
MBC	Put - OTC USD versus KRW		1,350.000	07/09/2026	27,616		(87)		0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	27,566		(71)		0

						$	(238)	$	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200%	07/20/2026	92,700	$(71)	$(40)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	7,500	(19)	(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	7,500	(19)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	8,700	(21)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	8,700	(20)	(22)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.150	07/01/2026	19,600	(16)	0

							$(166)	$(94)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	$92.891	07/06/2026	10,400	$(42)	$(5)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	15,900	(84)	(7)

					$(126)	$(12)

Total Written Options					$(530)	$(106)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	SW (Finance) I plc	1.000%	Quarterly	06/20/2035	2.771%		$1,000	$(122)	$9	$0	$(113)
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	◆	400	0	2	2	0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.561		5,800	811	(557)	254	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.286		2,600	(11)	30	19	0
MYC	Brazil Government International Bonds	1.000	Quarterly	06/20/2027	0.506		12,100	(749)	809	60	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.242		9,700	27	10	37	0

								$(44)	$303	$372	$(113)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	24,570	$5,617	$(392)	$5,225	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		41,970	9,225	(300)	8,925	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		3,750	849	(51)	798	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		17,000	3,589	26	3,615	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	$	730	(22)	23	1	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	58,320	12,744	(341)	12,403	0
MYI	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	$	2,556	0	2	2	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		1,704	(48)	49	1	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		6,600	(8)	28	20	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		1,096	(31)	32	1	0

							$31,915	$(924)	$30,991	$0

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Pay	iShares iBoxx $ Investment Grade Corporate Bond ETF	542,784	3.060% (SOFR plus a specified spread)	Maturity	07/31/2026	$59,201	$0	$0	$0	$0

Total Swap Agreements								$31,871	$(621)	$31,363	$(113)

(s)

Securities with an aggregate market value of $2,810 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$47,240	$97,845	$145,085
Corporate Bonds & Notes
Banking & Finance	0	4,438,868	35,033	4,473,901
Industrials	0	3,709,758	34,721	3,744,479
Utilities	0	1,274,992	0	1,274,992
Convertible Bonds & Notes
Banking & Finance	0	67	0	67
Municipal Bonds & Notes
Arizona	0	8,357	0	8,357
California	0	706	0	706
Florida	0	1,686	0	1,686
Texas	0	16,747	0	16,747
U.S. Government Agencies	0	1,937,104	2,293	1,939,397
U.S. Treasury Obligations	0	2,137,417	0	2,137,417
Non-Agency Mortgage-Backed Securities	0	172,370	197,971	370,341
Asset-Backed Securities
CMBS Other	0	33,466	0	33,466
Home Equity Other	0	159,176	0	159,176
Whole Loan Collateral	0	2,008	0	2,008
Other ABS	0	240,377	55	240,432
Sovereign Issues	0	932,719	0	932,719
Common Stocks
Industrials	0	0	4,492	4,492
Materials	116	0	0	116
Real Estate	1,007	0	0	1,007
Convertible Preferred Securities
Banking & Finance	8,967	0	0	8,967
Preferred Securities
Banking & Finance	29,644	357,370	0	387,014
Industrials	0	9,292	0	9,292
Short-Term Instruments
Mutual Funds	2,696	0	0	2,696
Repurchase Agreements	0	76,358	0	76,358
U.S. Treasury Bills	0	272	0	272

	$42,430	$15,556,350	$372,410	$15,971,190
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$392	$0	$0	$392

Total Investments	$42,822	$15,556,350	$372,410	$15,971,582

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	373	13,972	0	14,345
Over the counter	0	77,377	2	77,379

	$373	$91,349	$2	$91,724
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,114)	(11,475)	0	(12,589)
Over the counter	0	(18,584)	0	(18,584)

	$(1,114)	$(30,059)	$0	$(31,173)

Total Financial Derivative Instruments	$(741)	$61,290	$2	$60,551

Totals	$42,081	$15,617,640	$372,412	$16,032,133

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases(1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(2)
Investments in Securities, at Value
Loan Participations and Assignments	$110,347	$0	$(12,338)	$23	$22	$(209)	$0	$0	$97,845	$(240)
Corporate Bonds & Notes
Banking & Finance	35,086	0	0	0	0	(53)	0	0	35,033	(51)
Industrials	31,104	3,900	(136)	0	0	(147)	0	0	34,721	(143)
U.S. Government Agencies	2,032	0	(22)	10	8	265	0	0	2,293	265
Non-Agency Mortgage-Backed Securities	239,300	0	(5,679)	11	69	(326)	0	(35,404)	197,971	37
Asset-Backed Securities
Other ABS	63,877	15	(64,177)	0	0	340	0	0	55	(1)
Common Stocks
Industrials	4,489	71	0	0	0	(68)	0	0	4,492	(68)
Real Estate	613	0	0	0	0	218	0	(831)	0	0

	$486,848	$3,986	$(82,352)	$44	$99	$20	$0	$(36,235)	$372,410	$(201)
Financial Derivative Instruments - Assets
Over the counter	$9	$0	$(4)	$0	$0	$(3)	$0	$0	$2	$(1)

Totals	$486,857	$3,986	$(82,356)	$44	$99	$17	$0	$(36,235)	$372,412	$(202)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$81,620	Discounted Cash Flow	Discount Rate	4.540 -9.960	6.398
	15,463	Indicative Market Quotation	Broker Quote	93.000	—
	762	Third Party Vendor	Broker Quote	57.500	—
Corporate Bonds & Notes
Banking & Finance	23,362	Discounted Cash Flow	Discount Rate	5.382 - 6.850	6.095
	11,671	Discounted Cash Flow	Discount Rate	4.971 - 5.173	5.083
Industrials	30,845	Discounted Cash Flow	Discount Rate	4.870 -5.459	5.296
	3,876	Proxy Pricing	Base Price	100.000	—
U.S. Government Agencies	2,293	Discounted Cash Flow	Discount Rate	9.827	—
Non-Agency Mortgage-Backed Securities	172,465	Discounted Cash Flow	Discount Rate	5.814 -7.734	5.974
	25,506	Discounted Cash Flow	Discount Rate	5.849 - 7.714	5.601
Asset-Backed Securities
Other ABS	40	Discounted Cash Flow	Discount Rate	15.000	—
	15	Recent Transaction	Purchase Price	495.216	—
Common Stocks
Industrials	4,238	Indicative Market Quotation	Broker Quote	$ 22.917	—
	220	Indicative Market Quotation / Recent Transaction	Broker Quote /Purchase Price	$/$ 3.250 /2.000	—
	34	Indicative Market Quotation	Broker Quote	$ 0.656 – 22.917	2.132
Financial Derivative Instruments - Assets
Over the counter	2	Indicative Market Quotation	Broker Quote	0.053	—

Total	$372,412

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust